Schedule of Investments(a)
Invesco Bloomberg MVP Multi-factor ETF (BMVP)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-6.97%
Fox Corp., Class A	24,248	$1,764,769
Omnicom Group, Inc.	21,942	1,690,412
Verizon Communications, Inc.	43,501	1,936,664
Warner Music Group Corp., Class A	57,770	1,731,945
		7,123,790
Consumer Discretionary-10.88%
General Motors Co.	21,788	1,830,192
Home Depot, Inc. (The)	5,149	1,928,764
PulteGroup, Inc.	15,110	1,890,110
Ross Stores, Inc.	9,836	1,855,561
TJX Cos., Inc. (The)	11,534	1,727,909
Ulta Beauty, Inc.(b)	2,929	1,896,117
		11,128,653
Consumer Staples-5.57%
Kroger Co. (The)	28,358	1,782,300
PepsiCo, Inc.	12,345	1,896,562
Sysco Corp.	24,044	2,016,090
		5,694,952
Energy-5.83%
Devon Energy Corp.	48,370	1,944,958
Halliburton Co.	62,696	2,101,570
Marathon Petroleum Corp.	10,895	1,919,590
		5,966,118
Financials-13.56%
American Express Co.	4,789	1,686,542
Aon PLC, Class A	5,021	1,755,543
Cboe Global Markets, Inc.	7,059	1,871,059
Hartford Insurance Group, Inc. (The)	12,858	1,736,602
Raymond James Financial, Inc.	11,033	1,829,933
Synchrony Financial	21,237	1,542,443
Travelers Cos., Inc. (The)	6,108	1,737,787
Willis Towers Watson PLC	5,392	1,711,798
		13,871,707
Health Care-10.83%
Bristol-Myers Squibb Co.	32,847	1,808,227
Cencora, Inc.	5,246	1,884,468
HCA Healthcare, Inc.	3,795	1,852,985
Incyte Corp.(b)	17,939	1,795,156
Johnson & Johnson	8,561	1,945,487
McKesson Corp.	2,160	1,795,414
		11,081,737
Industrials-18.11%
3M Co.	11,067	1,695,022
Broadridge Financial Solutions, Inc.	7,939	1,564,856
	Shares	Value
Industrials-(continued)
Cummins, Inc.	3,471	$2,009,084
Expeditors International of Washington, Inc.	11,890	1,908,821
General Dynamics Corp.	5,263	1,847,787
Illinois Tool Works, Inc.	7,194	1,879,504
Leidos Holdings, Inc.	9,821	1,849,098
Lockheed Martin Corp.	3,663	2,323,148
SS&C Technologies Holdings, Inc.	20,268	1,659,746
Waste Management, Inc.	8,064	1,792,143
		18,529,209
Information Technology-11.82%
Apple, Inc.	6,517	1,691,031
Cisco Systems, Inc.	23,001	1,801,438
Cognizant Technology Solutions Corp., Class A	21,347	1,751,735
International Business Machines Corp.	5,982	1,834,680
Jabil, Inc.	7,770	1,842,966
NetApp, Inc.	16,545	1,594,111
QUALCOMM, Inc.	10,358	1,570,169
		12,086,130
Materials-5.71%
Ball Corp.	33,449	1,902,245
PPG Industries, Inc.	17,293	1,999,590
Sherwin-Williams Co. (The)	5,468	1,939,171
		5,841,006
Real Estate-5.20%
Mid-America Apartment Communities, Inc.	12,755	1,712,996
Simon Property Group, Inc.	9,572	1,831,219
VICI Properties, Inc.	63,008	1,769,265
		5,313,480
Utilities-5.46%
American Electric Power Co., Inc.	15,365	1,840,343
Evergy, Inc.	24,442	1,875,435
FirstEnergy Corp.	39,575	1,873,480
		5,589,258
Total Common Stocks & Other Equity Interests (Cost $94,713,684)		102,226,040
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(c)(d) (Cost $46,395)	46,395	46,395
TOTAL INVESTMENTS IN SECURITIES-99.98% (Cost $94,760,079)		102,272,435
OTHER ASSETS LESS LIABILITIES-0.02%		18,569
NET ASSETS-100.00%		$102,291,004

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

See accompanying notes which are an integral part of this schedule.

Invesco Bloomberg MVP Multi-factor ETF (BMVP)—(continued)
January 31, 2026
(Unaudited)

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$65,438	$1,709,323	$(1,728,366)	$-	$-	$46,395	$1,901
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,387,048	37,448,774	(39,835,822)	-	-	-	26,846 *
Invesco Private Prime Fund	5,123,256	84,706,321	(89,830,387)	159	651	-	70,025 *
Total	$7,575,742	$123,864,418	$(131,394,575)	$159	$651	$46,395	$98,772

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco RAFI US 1000 ETF (PRF)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-10.59%
Alphabet, Inc., Class A	1,245,319	$420,917,822
Angi, Inc.(b)(c)	3,363	43,652
AT&T, Inc.	2,768,689	72,567,339
Charter Communications, Inc., Class A(b)(c)	74,057	15,264,629
Comcast Corp., Class A	1,648,994	49,057,571
EchoStar Corp., Class A(b)(c)	56,243	6,367,832
Electronic Arts, Inc.	54,863	11,187,663
Fox Corp., Class A(c)	108,404	7,889,643
GCI Liberty, Inc., Class C(b)	2,446	90,478
IAC, Inc.(b)(c)	36,273	1,340,287
Liberty Broadband Corp.(b)(d)	10,205	0
Liberty Broadband Corp., Class C(b)(c)	25,071	1,206,166
Liberty Global Ltd., Class C (Belgium)(b)(c)	224,131	2,483,371
Liberty Latin America Ltd., Class C(b)	103,033	801,597
Liberty Media Corp.-Liberty Formula One(b)	14,977	1,303,299
Lionsgate Studios Corp.(b)	7,258	68,515
Lumen Technologies, Inc.(b)	877,478	7,739,356
Match Group, Inc.	31,043	966,989
Meta Platforms, Inc., Class A	194,969	139,695,288
Netflix, Inc.(b)	173,270	14,466,312
New York Times Co. (The), Class A(c)	20,857	1,529,027
News Corp., Class A	129,894	3,511,035
Nexstar Media Group, Inc., Class A(c)	15,498	3,291,465
Omnicom Group, Inc.	104,278	8,033,577
Optimum Communications, Inc., Class A(b)(c)	242,607	371,189
Paramount Skydance Corp.(c)	364,598	4,087,144
Pinterest, Inc., Class A(b)	55,221	1,222,041
Roku, Inc., Class A(b)	15,029	1,430,761
Sirius XM Holdings, Inc.(c)	105,873	2,154,516
Snap, Inc., Class A(b)(c)	196,730	1,363,339
Take-Two Interactive Software, Inc.(b)	11,658	2,568,257
TEGNA, Inc.(c)	81,154	1,554,911
Telephone and Data Systems, Inc.	42,225	1,905,614
T-Mobile US, Inc.	60,126	11,857,448
Trade Desk, Inc. (The), Class A(b)	15,514	470,540
Verizon Communications, Inc.	1,563,587	69,610,893
Versant Media Group, Inc.(b)(c)	65,808	2,144,025
Walt Disney Co. (The)	318,649	35,943,607
Warner Bros. Discovery, Inc.(b)	1,203,809	33,152,900
Yelp, Inc.(b)(c)	33,026	904,252
Ziff Davis, Inc.(b)(c)	28,108	1,074,288
		941,638,638
Consumer Discretionary-9.12%
Abercrombie & Fitch Co., Class A(b)	11,001	1,074,028
Academy Sports & Outdoors, Inc.(c)	37,383	2,056,439
Adient PLC(b)(c)	90,417	1,880,674
ADT, Inc.(c)	161,937	1,295,496
Advance Auto Parts, Inc.(c)	74,159	3,560,374
Airbnb, Inc., Class A(b)	17,293	2,237,195
Amazon.com, Inc.(b)	724,717	173,424,778
American Eagle Outfitters, Inc.	92,992	2,167,644
Aramark	44,809	1,724,698
Asbury Automotive Group, Inc.(b)(c)	8,686	2,036,954
AutoNation, Inc.(b)	18,823	3,858,339
AutoZone, Inc.(b)	685	2,537,439
Bath & Body Works, Inc.	55,430	1,208,374
Best Buy Co., Inc.	121,904	7,935,950
Booking Holdings, Inc.	2,542	12,714,677
	Shares	Value
Consumer Discretionary-(continued)
BorgWarner, Inc.	128,727	$6,102,947
Boyd Gaming Corp.	14,608	1,234,960
Brightstar Lottery PLC(c)	42,014	608,363
Brunswick Corp.	43,261	3,470,397
Burlington Stores, Inc.(b)(c)	5,033	1,489,063
Caesars Entertainment, Inc.(b)(c)	81,891	1,695,144
Capri Holdings Ltd.(b)	122,845	2,772,612
CarMax, Inc.(b)(c)	70,085	3,121,586
Carnival Corp.(b)	106,183	3,187,614
Carter’s, Inc.	38,318	1,326,186
Century Communities, Inc.(c)	19,636	1,236,675
Chipotle Mexican Grill, Inc.(b)	70,493	2,740,063
Columbia Sportswear Co.(c)	15,871	877,349
Coupang, Inc. (South Korea)(b)	42,851	863,876
Crocs, Inc.(b)(c)	16,160	1,356,147
D.R. Horton, Inc.	92,832	13,817,115
Dana, Inc.	98,164	2,836,940
Darden Restaurants, Inc.	19,145	3,816,556
Deckers Outdoor Corp.(b)	19,140	2,284,168
Dick’s Sporting Goods, Inc.(c)	13,105	2,647,210
Domino’s Pizza, Inc.	4,454	1,827,610
DoorDash, Inc., Class A(b)	10,007	2,047,632
eBay, Inc.	150,450	13,724,049
Etsy, Inc.(b)	24,737	1,310,072
Expedia Group, Inc.	17,916	4,744,873
Five Below, Inc.(b)	8,552	1,638,905
Floor & Decor Holdings, Inc., Class A(b)(c)	12,354	814,870
Flutter Entertainment PLC (Ireland)(b)(c)	15,536	2,565,770
Ford Motor Co.	3,491,504	48,462,075
Gap, Inc. (The)	84,254	2,357,427
General Motors Co.	773,887	65,006,508
Gentex Corp.	87,835	2,021,083
Genuine Parts Co.	38,308	5,324,429
Goodyear Tire & Rubber Co. (The)(b)	362,668	3,412,706
Graham Holdings Co., Class B	1,210	1,411,622
Grand Canyon Education, Inc.(b)(c)	6,002	1,043,388
Group 1 Automotive, Inc.	6,560	2,323,946
Harley-Davidson, Inc.(c)	70,279	1,391,524
Hasbro, Inc.	37,650	3,362,521
Helen of Troy Ltd.(b)	39,946	661,506
Hilton Worldwide Holdings, Inc.	11,767	3,512,567
Home Depot, Inc. (The)	125,181	46,891,551
KB Home	31,100	1,789,494
Kohl’s Corp.(c)	371,014	6,481,615
Las Vegas Sands Corp.	42,959	2,265,228
Laureate Education, Inc., Class A(b)	43,694	1,498,704
LCI Industries(c)	11,427	1,676,227
Lear Corp.(c)	48,387	5,665,634
Leggett & Platt, Inc.	138,651	1,618,057
Lennar Corp., Class A	99,900	10,924,065
LGI Homes, Inc.(b)(c)	16,019	802,712
Lithia Motors, Inc., Class A(c)	13,764	4,451,828
LKQ Corp.(c)	148,495	4,878,061
Lowe’s Cos., Inc.	133,305	35,600,433
M/I Homes, Inc.(b)	10,494	1,403,048
Macy’s, Inc.	299,739	6,000,775
Marriott International, Inc., Class A	13,217	4,167,320
Marriott Vacations Worldwide Corp.(c)	24,868	1,350,581
Mattel, Inc.(b)(c)	72,182	1,507,882
McDonald’s Corp.	69,077	21,759,255
Meritage Homes Corp.(c)	34,576	2,403,378
MGM Resorts International(b)	99,554	3,339,041
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1000 ETF (PRF)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Mohawk Industries, Inc.(b)(c)	31,368	$3,713,344
Murphy USA, Inc.	6,175	2,608,999
Newell Brands, Inc.(c)	557,578	2,369,706
NIKE, Inc., Class B	264,083	16,322,970
NVR, Inc.(b)	691	5,276,289
Ollie’s Bargain Outlet Holdings, Inc.(b)	7,597	838,025
O’Reilly Automotive, Inc.(b)	76,573	7,535,549
PENN Entertainment, Inc.(b)(c)	85,431	1,096,934
Penske Automotive Group, Inc.(c)	8,225	1,289,598
Phinia, Inc.	21,844	1,554,637
Polaris, Inc.	49,128	3,136,331
Pool Corp.	5,929	1,506,500
PulteGroup, Inc.(c)	67,210	8,407,299
PVH Corp.(c)	44,974	2,804,579
QVC Group, Inc.(b)(c)	5,672	60,974
Ralph Lauren Corp.	6,467	2,285,502
RH(b)(c)	5,932	1,179,460
Rivian Automotive, Inc., Class A(b)(c)	161,238	2,378,260
Ross Stores, Inc.	32,677	6,164,516
Royal Caribbean Cruises Ltd.	7,048	2,288,133
Service Corp. International(c)	23,258	1,870,641
Signet Jewelers Ltd.(c)	23,087	2,130,237
Somnigroup International, Inc.	19,699	1,730,557
Starbucks Corp.	164,588	15,133,867
Steven Madden Ltd.	31,799	1,395,340
Tapestry, Inc.	38,779	4,921,443
Taylor Morrison Home Corp., Class A(b)	46,354	2,825,276
Tesla, Inc.(b)	69,438	29,886,810
Texas Roadhouse, Inc.(c)	7,988	1,436,722
Thor Industries, Inc.(c)	32,209	3,603,221
TJX Cos., Inc. (The)	101,585	15,218,449
Toll Brothers, Inc.	27,011	3,902,819
TopBuild Corp.(b)(c)	4,260	1,993,893
Tractor Supply Co.	75,287	3,830,603
Travel + Leisure Co.	21,046	1,463,539
Tri Pointe Homes, Inc.(b)(c)	57,048	1,902,551
Ulta Beauty, Inc.(b)	5,313	3,439,424
Under Armour, Inc., Class A(b)(c)	192,820	1,189,699
Upbound Group, Inc.(c)	40,070	757,323
Urban Outfitters, Inc.(b)	17,561	1,244,197
V.F. Corp.(c)	260,475	5,102,705
Vail Resorts, Inc.(c)	10,051	1,337,487
Valvoline, Inc.(b)(c)	36,543	1,195,687
Victoria’s Secret & Co.(b)(c)	38,791	2,114,497
Visteon Corp.	9,211	836,911
Whirlpool Corp.(c)	62,766	5,020,652
Williams-Sonoma, Inc.	13,055	2,671,706
Winnebago Industries, Inc.(c)	32,222	1,479,312
Wyndham Hotels & Resorts, Inc.	14,807	1,077,802
Yum! Brands, Inc.	30,456	4,735,908
		810,904,885
Consumer Staples-6.44%
Albertson’s Cos., Inc., Class A	197,989	3,296,517
Altria Group, Inc.	351,898	21,814,157
Andersons, Inc. (The)	21,032	1,303,774
Archer-Daniels-Midland Co.	256,892	17,291,401
BJ’s Wholesale Club Holdings, Inc.(b)	16,093	1,487,637
Brown-Forman Corp., Class B(c)	66,750	1,826,947
Bunge Global S.A.	120,642	13,738,711
Cal-Maine Foods, Inc.	9,979	833,546
Campbell’s Co. (The)	63,765	1,784,145
Casey’s General Stores, Inc.	6,027	3,655,375
	Shares	Value
Consumer Staples-(continued)
Church & Dwight Co., Inc.	33,759	$3,249,304
Clorox Co. (The)	18,895	2,131,167
Coca-Cola Co. (The)	371,153	27,765,956
Colgate-Palmolive Co.	104,078	9,397,203
Conagra Brands, Inc.	265,528	4,914,923
Constellation Brands, Inc., Class A	40,386	6,328,486
Costco Wholesale Corp.	38,610	36,303,052
Darling Ingredients, Inc.(b)(c)	59,866	2,733,482
Dollar General Corp.	117,500	16,853,025
Dollar Tree, Inc.(b)	72,899	8,572,193
Estee Lauder Cos., Inc. (The), Class A	64,640	7,451,699
Flowers Foods, Inc.(c)	95,071	1,086,662
Fresh Del Monte Produce, Inc.	24,801	983,608
General Mills, Inc.	199,266	9,218,045
Hain Celestial Group, Inc. (The)(b)(c)	123,745	149,731
Hershey Co. (The)	19,036	3,707,261
Hormel Foods Corp.	108,275	2,664,648
Ingles Markets, Inc., Class A(c)	8,642	646,940
Ingredion, Inc.(c)	21,560	2,546,236
J.M. Smucker Co. (The)	44,756	4,693,114
Kenvue, Inc.	377,889	6,575,269
Keurig Dr Pepper, Inc.	276,180	7,578,379
Kimberly-Clark Corp.	55,769	5,576,342
Kraft Heinz Co. (The)	522,201	12,397,052
Kroger Co. (The)	245,670	15,440,359
Lamb Weston Holdings, Inc.	29,466	1,353,373
Maplebear, Inc.(b)(c)	20,949	778,465
McCormick & Co., Inc.	42,483	2,626,724
Molson Coors Beverage Co., Class B	90,752	4,359,726
Mondelez International, Inc., Class A	318,411	18,617,491
Monster Beverage Corp.(b)	44,884	3,624,832
Nomad Foods Ltd. (United Kingdom)(c)	63,223	802,932
Nu Skin Enterprises, Inc., Class A	42,760	453,684
PepsiCo, Inc.	237,455	36,480,212
Performance Food Group Co.(b)	49,482	4,723,057
Philip Morris International, Inc.	162,170	29,099,785
Post Holdings, Inc.(b)(c)	14,095	1,442,059
PriceSmart, Inc.(c)	8,491	1,207,505
Procter & Gamble Co. (The)	406,600	61,709,682
Spectrum Brands Holdings, Inc.(c)	25,285	1,610,907
Sprouts Farmers Market, Inc.(b)	11,450	811,919
Sysco Corp.	94,229	7,901,102
Target Corp.	243,287	25,659,480
TreeHouse Foods, Inc.(b)	36,703	904,362
Tyson Foods, Inc., Class A	194,468	12,704,594
United Natural Foods, Inc.(b)	57,761	2,150,442
Universal Corp.	14,325	810,652
US Foods Holding Corp.(b)	62,394	5,217,386
Walmart, Inc.	690,061	82,213,868
		573,260,585
Energy-7.36%
Antero Midstream Corp.	51,184	963,283
Antero Resources Corp.(b)	78,201	2,844,170
APA Corp.	213,717	5,644,266
Baker Hughes Co., Class A	244,967	13,727,951
California Resources Corp.	26,640	1,425,240
Cheniere Energy, Inc.	26,105	5,521,730
Chevron Corp.	640,451	113,295,782
Chord Energy Corp.(c)	25,979	2,604,135
CNX Resources Corp.(b)(c)	61,271	2,377,315
ConocoPhillips	459,354	47,878,467
Core Natural Resources, Inc.	12,562	1,198,164
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1000 ETF (PRF)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Energy-(continued)
Coterra Energy, Inc.	261,257	$7,537,264
Delek US Holdings, Inc.(c)	55,152	1,627,535
Devon Energy Corp.	333,561	13,412,488
Diamondback Energy, Inc.	35,683	5,850,228
DT Midstream, Inc.	13,273	1,672,663
EOG Resources, Inc.	171,743	19,257,543
EQT Corp.	93,610	5,404,105
Expand Energy Corp.	53,180	5,977,964
Exxon Mobil Corp.	1,153,878	163,158,349
Halliburton Co.	275,954	9,249,978
Helmerich & Payne, Inc.	73,159	2,478,627
HF Sinclair Corp.	150,766	7,838,324
Kinder Morgan, Inc.	516,668	15,753,207
Liberty Energy, Inc., Class A	86,254	2,126,161
Magnolia Oil & Gas Corp., Class A(c)	44,273	1,129,404
Marathon Petroleum Corp.	176,429	31,085,025
Matador Resources Co.	29,740	1,345,438
Murphy Oil Corp.(c)	97,822	2,943,464
Noble Corp. PLC(c)	32,017	1,140,445
NOV, Inc.	187,974	3,449,323
Occidental Petroleum Corp.	229,172	10,402,117
ONEOK, Inc.(c)	117,736	9,323,514
Ovintiv, Inc.	171,821	7,469,059
Patterson-UTI Energy, Inc.	282,313	2,125,817
PBF Energy, Inc., Class A(c)	165,338	5,532,209
Peabody Energy Corp.(c)	100,833	3,555,372
Permian Resources Corp.	97,432	1,571,578
Phillips 66	200,929	28,845,367
Range Resources Corp.	50,816	1,923,386
SLB Ltd.	397,881	19,249,483
SM Energy Co.(c)	174,181	3,391,304
Targa Resources Corp.	22,111	4,443,869
TechnipFMC PLC (United Kingdom)(c)	58,448	3,256,723
Valero Energy Corp.	217,442	39,450,502
Weatherford International PLC	16,224	1,526,354
Williams Cos., Inc. (The)	168,719	11,348,040
World Kinect Corp.(c)	50,113	1,348,541
		654,681,273
Financials-16.79%
Affiliated Managers Group, Inc.	11,034	3,454,635
Aflac, Inc.	131,687	14,610,673
AGNC Investment Corp.	206,931	2,359,013
Allstate Corp. (The)	68,168	13,564,750
Ally Financial, Inc.	177,397	7,500,345
American Express Co.	58,632	20,648,431
American Financial Group, Inc.	27,870	3,630,625
American International Group, Inc.	280,800	21,026,304
Ameriprise Financial, Inc.	15,046	7,932,101
Annaly Capital Management, Inc.(c)	180,458	4,152,339
Aon PLC, Class A	25,502	8,916,519
Apollo Global Management, Inc.	22,740	3,059,440
Arbor Realty Trust, Inc.(c)	89,493	689,096
Ares Management Corp., Class A	7,347	1,099,626
Arthur J. Gallagher & Co.	14,409	3,593,172
Associated Banc-Corp(c)	48,162	1,312,896
Assurant, Inc.	9,705	2,311,052
Bank of America Corp.	1,997,245	106,253,434
Bank of New York Mellon Corp. (The)	169,996	20,385,920
Bank OZK	32,942	1,566,722
BankUnited, Inc.	34,779	1,650,959
Berkshire Hathaway, Inc., Class B(b)	326,326	156,809,433
BlackRock, Inc.	18,144	20,302,047
	Shares	Value
Financials-(continued)
Blackstone Mortgage Trust, Inc., Class A	79,056	$1,521,828
Blackstone, Inc., Class A	43,672	6,219,766
Block, Inc., Class A(b)	93,413	5,644,948
Bread Financial Holdings, Inc.(c)	31,269	2,268,253
Brighthouse Financial, Inc.(b)	15,991	1,024,383
Brown & Brown, Inc.	18,373	1,324,693
Capital One Financial Corp.	165,578	36,249,992
Carlyle Group, Inc. (The)(c)	41,753	2,454,241
Cathay General Bancorp	21,496	1,100,165
Charles Schwab Corp. (The)	126,634	13,159,805
Chimera Investment Corp.	43,643	538,991
Chubb Ltd.	66,474	20,577,691
Cincinnati Financial Corp.	34,529	5,555,371
Citigroup, Inc.	789,207	91,319,142
Citizens Financial Group, Inc.	158,249	9,966,522
CME Group, Inc., Class A	38,483	11,123,896
CNO Financial Group, Inc.	42,140	1,771,987
Coinbase Global, Inc., Class A(b)	6,107	1,189,277
Columbia Banking System, Inc.(c)	56,429	1,661,270
Commerce Bancshares, Inc.(c)	17,719	932,728
Corebridge Financial, Inc.	86,366	2,662,664
Corpay, Inc.(b)	11,075	3,484,527
Cullen/Frost Bankers, Inc.	9,750	1,343,745
East West Bancorp, Inc.	23,817	2,725,617
Equitable Holdings, Inc.	50,814	2,357,770
Essent Group Ltd.(c)	23,192	1,459,241
Euronet Worldwide, Inc.(b)(c)	12,421	900,026
Evercore, Inc., Class A	7,608	2,687,678
F&G Annuities & Life, Inc.	4,455	131,378
F.N.B. Corp.(c)	108,616	1,906,211
FactSet Research Systems, Inc.	4,161	1,058,392
Federated Hermes, Inc., Class B(c)	22,803	1,214,944
Fidelity National Financial, Inc.(c)	72,728	3,955,676
Fidelity National Information Services, Inc.	134,228	7,416,097
Fifth Third Bancorp	259,782	13,046,252
First American Financial Corp.(c)	45,564	2,878,734
First Citizens BancShares, Inc., Class A(c)	1,933	4,000,479
First Hawaiian, Inc.	40,860	1,084,833
First Horizon Corp.	119,967	2,937,992
First Interstate BancSystem, Inc., Class A(c)	33,639	1,193,175
FirstCash Holdings, Inc.	7,414	1,264,087
Fiserv, Inc.(b)	89,176	5,683,187
Flagstar Bank N.A(c)	167,047	2,208,361
Franklin Resources, Inc.	163,224	4,345,023
Genworth Financial, Inc., Class A(b)	273,204	2,278,521
Glacier Bancorp, Inc.(c)	21,965	1,113,186
Global Payments, Inc.	120,240	8,626,018
Globe Life, Inc.	14,307	2,006,128
Goldman Sachs Group, Inc. (The)	61,240	57,284,508
Hancock Whitney Corp.(c)	20,530	1,412,464
Hanover Insurance Group, Inc. (The)	9,073	1,579,972
Hartford Insurance Group, Inc. (The)	57,316	7,741,099
Home BancShares, Inc.	40,664	1,175,190
Houlihan Lokey, Inc.	5,378	905,225
Huntington Bancshares, Inc.	467,512	8,172,110
Intercontinental Exchange, Inc.	57,894	10,060,819
Invesco Ltd.(e)	180,765	4,933,077
Jack Henry & Associates, Inc.	10,162	1,821,132
Jackson Financial, Inc., Class A	28,664	3,408,723
Janus Henderson Group PLC	34,738	1,671,940
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1000 ETF (PRF)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Financials-(continued)
Jefferies Financial Group, Inc.	48,386	$2,960,255
JPMorgan Chase & Co.	462,356	141,430,077
Kemper Corp.	23,686	933,465
KeyCorp	327,280	7,043,066
KKR & Co., Inc., Class A	40,293	4,603,878
Lincoln National Corp.(c)	87,542	3,642,623
Loews Corp.	41,869	4,420,110
LPL Financial Holdings, Inc.	7,063	2,574,464
M&T Bank Corp.	37,690	8,350,973
Markel Group, Inc.(b)	2,292	4,677,147
Marsh & McLennan Cos., Inc.	50,108	9,429,825
Mastercard, Inc., Class A	34,131	18,389,442
MetLife, Inc.	198,973	15,694,990
MGIC Investment Corp.	77,472	2,085,546
Moelis & Co., Class A(c)	15,295	1,096,193
Moody’s Corp.	8,590	4,428,660
Morgan Stanley	221,051	40,408,123
MSCI, Inc.	3,622	2,206,595
Nasdaq, Inc.	38,902	3,769,215
Navient Corp.(c)	59,029	579,075
NCR Atleos Corp.(b)(c)	27,988	1,043,952
Northern Trust Corp.	40,667	6,076,870
Old National Bancorp(c)	68,985	1,685,304
Old Republic International Corp.	90,230	3,534,309
OneMain Holdings, Inc.(c)	73,575	4,822,106
PayPal Holdings, Inc.	249,157	13,128,082
PennyMac Financial Services, Inc.	10,834	1,082,533
Pinnacle Financial Partners, Inc.	30,255	2,876,948
PNC Financial Services Group, Inc. (The)	105,324	23,518,849
Primerica, Inc.	5,633	1,481,704
Principal Financial Group, Inc.	78,142	7,401,610
PROG Holdings, Inc.(c)	31,301	1,015,404
Progressive Corp. (The)	52,994	11,022,752
Prosperity Bancshares, Inc.(c)	27,055	1,867,066
Prudential Financial, Inc.	120,899	13,433,088
Radian Group, Inc.	43,526	1,432,005
Raymond James Financial, Inc.	25,148	4,171,047
Regions Financial Corp.	238,855	6,807,368
Reinsurance Group of America, Inc.	15,543	3,151,343
Rithm Capital Corp.	230,833	2,525,313
Robinhood Markets, Inc., Class A(b)	18,115	1,802,080
S&P Global, Inc.	28,113	14,837,760
SEI Investments Co.	23,624	2,075,368
Selective Insurance Group, Inc.(c)	12,900	1,084,632
Simmons First National Corp., Class A(c)	54,059	1,099,019
SLM Corp.(c)	77,419	2,101,926
SouthState Bank Corp.	17,317	1,772,049
Starwood Property Trust, Inc.(c)	130,070	2,332,155
State Street Corp.	95,121	12,447,534
Stifel Financial Corp.	14,228	1,754,312
StoneX Group, Inc.(b)(c)	13,736	1,542,003
Synchrony Financial	202,210	14,686,512
T. Rowe Price Group, Inc.	88,968	9,402,138
Travelers Cos., Inc. (The)	51,663	14,698,640
Truist Financial Corp.	427,936	22,004,469
U.S. Bancorp	450,218	25,261,732
United Bankshares, Inc.	38,551	1,631,864
Unum Group	44,311	3,366,307
Valley National Bancorp(c)	159,817	1,991,320
Virtu Financial, Inc., Class A	26,556	1,102,340
Visa, Inc., Class A	85,733	27,591,451
Voya Financial, Inc.(c)	20,871	1,599,971
	Shares	Value
Financials-(continued)
W.R. Berkley Corp.	41,036	$2,814,249
Webster Financial Corp.	41,470	2,727,482
Wells Fargo & Co.	943,458	85,373,514
Western Alliance Bancorporation	20,082	1,790,310
Western Union Co. (The)(c)	265,215	2,485,065
WEX, Inc.(b)	6,738	1,036,978
White Mountains Insurance Group Ltd.(c)	733	1,498,934
Willis Towers Watson PLC	14,809	4,701,413
Wintrust Financial Corp.	11,000	1,622,390
Zions Bancorporation N.A.(c)	60,961	3,652,174
		1,493,260,148
Health Care-12.19%
Abbott Laboratories	228,508	24,975,924
AbbVie, Inc.	218,462	48,719,211
Acadia Healthcare Co., Inc.(b)(c)	47,173	634,005
Accendra Health, Inc.(b)(c)	88,746	196,129
Agilent Technologies, Inc.	43,506	5,823,278
Align Technology, Inc.(b)	17,764	2,896,065
Alnylam Pharmaceuticals, Inc.(b)	2,835	958,400
Amgen, Inc.	108,405	37,061,501
AMN Healthcare Services, Inc.(b)	55,257	1,176,974
Avantor, Inc.(b)	158,386	1,729,575
Baxter International, Inc.	271,854	5,456,110
Becton, Dickinson and Co.	65,270	13,281,140
Biogen, Inc.(b)	72,761	13,088,976
BioMarin Pharmaceutical, Inc.(b)	36,141	2,043,412
Bio-Rad Laboratories, Inc., Class A(b)(c)	6,779	1,990,992
Boston Scientific Corp.(b)	78,772	7,367,545
Bristol-Myers Squibb Co.	955,657	52,608,918
Bruker Corp.(c)	25,464	1,127,801
Cardinal Health, Inc.	45,288	9,731,485
Cencora, Inc.	15,554	5,587,308
Centene Corp.(b)	581,908	25,208,255
Charles River Laboratories International, Inc.(b)	9,369	1,971,987
Chemed Corp.	2,462	1,051,619
Cigna Group (The)	125,665	34,446,033
Cooper Cos., Inc. (The)(b)	33,000	2,685,540
CVS Health Corp.	687,074	51,200,754
Danaher Corp.	81,422	17,822,462
DaVita, Inc.(b)(c)	17,792	1,945,377
DENTSPLY SIRONA, Inc.(c)	171,172	2,134,515
Dexcom, Inc.(b)	25,093	1,832,793
Edwards Lifesciences Corp.(b)	71,110	5,785,510
Elanco Animal Health, Inc.(b)(c)	162,781	3,919,766
Elevance Health, Inc.	106,400	36,786,736
Eli Lilly and Co.	27,043	28,047,647
Encompass Health Corp.	11,036	1,043,233
Enovis Corp.(b)(c)	30,109	663,602
Envista Holdings Corp.(b)(c)	74,142	1,740,113
Exact Sciences Corp.(b)	20,285	2,075,967
Exelixis, Inc.(b)	48,379	2,000,955
Fortrea Holdings, Inc.(b)	127,733	2,147,192
GE HealthCare Technologies, Inc.	88,181	6,963,654
Gilead Sciences, Inc.	267,648	37,992,634
Globus Medical, Inc., Class A(b)(c)	14,825	1,344,331
HCA Healthcare, Inc.	32,739	15,985,471
Henry Schein, Inc.(b)	46,876	3,538,200
Hologic, Inc.(b)	54,979	4,119,576
Humana, Inc.	78,331	15,290,211
IDEXX Laboratories, Inc.(b)	3,810	2,554,453
Illumina, Inc.(b)	35,534	5,145,679
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1000 ETF (PRF)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Health Care-(continued)
Incyte Corp.(b)	39,745	$3,977,282
Intuitive Surgical, Inc.(b)	12,009	6,055,178
IQVIA Holdings, Inc.(b)	27,811	6,400,702
Jazz Pharmaceuticals PLC(b)(c)	18,998	3,124,981
Johnson & Johnson	484,362	110,071,264
Labcorp Holdings, Inc.	27,114	7,361,993
Masimo Corp.(b)(c)	6,436	883,856
McKesson Corp.	14,689	12,209,644
Merck & Co., Inc.	630,384	69,512,444
Mettler-Toledo International, Inc.(b)	2,275	3,124,121
Moderna, Inc.(b)(c)	356,110	15,693,768
Molina Healthcare, Inc.(b)	23,241	4,173,851
Neurocrine Biosciences, Inc.(b)	9,758	1,327,673
Novavax, Inc.(b)(c)	156,891	1,387,701
Option Care Health, Inc.(b)(c)	29,671	1,008,814
Organon & Co.(c)	297,619	2,541,666
Pfizer, Inc.	2,899,591	76,665,186
Quest Diagnostics, Inc.(c)	24,389	4,561,475
QuidelOrtho Corp.(b)(c)	61,139	1,661,147
Regeneron Pharmaceuticals, Inc.	24,802	18,389,443
ResMed, Inc.	10,626	2,744,802
Revvity, Inc.	29,528	3,212,646
Royalty Pharma PLC, Class A	43,944	1,831,586
Sarepta Therapeutics, Inc.(b)(c)	36,387	740,112
Solventum Corp.(b)	66,540	5,121,584
STERIS PLC	12,579	3,303,245
Stryker Corp.	27,760	10,258,986
Teladoc Health, Inc.(b)(c)	124,911	680,765
Teleflex, Inc.(c)	14,654	1,529,438
Tenet Healthcare Corp.(b)	14,065	2,662,223
Thermo Fisher Scientific, Inc.	52,311	30,267,668
United Therapeutics Corp.(b)(c)	6,293	2,954,501
UnitedHealth Group, Inc.	252,246	72,376,945
Universal Health Services, Inc., Class B	25,323	5,096,507
Veeva Systems, Inc., Class A(b)	6,456	1,316,507
Vertex Pharmaceuticals, Inc.(b)	23,598	11,088,700
Viatris, Inc.	761,332	9,965,836
Waters Corp.(b)	8,040	2,980,589
West Pharmaceutical Services, Inc.	8,041	1,858,436
Zimmer Biomet Holdings, Inc.	55,134	4,800,517
Zoetis, Inc.	43,765	5,462,747
		1,084,285,543
Industrials-9.96%
3M Co.	106,104	16,250,889
A.O. Smith Corp.	28,585	2,100,712
ABM Industries, Inc.	30,931	1,424,063
Acuity, Inc.	6,881	2,127,880
Advanced Drainage Systems, Inc.	9,594	1,458,672
AECOM	25,107	2,421,068
AGCO Corp.	30,993	3,514,916
Air Lease Corp., Class A	31,847	2,058,272
Alaska Air Group, Inc.(b)(c)	35,251	1,791,808
Alight, Inc., Class A	258,781	395,935
Allison Transmission Holdings, Inc.	21,556	2,343,137
AMETEK, Inc.	21,385	4,789,812
API Group Corp.(b)	31,921	1,326,956
Applied Industrial Technologies, Inc.	4,510	1,174,449
ArcBest Corp.	15,730	1,419,161
Arcosa, Inc.	10,782	1,234,216
Atkore, Inc.	19,447	1,350,594
Automatic Data Processing, Inc.	36,859	9,097,538
Avis Budget Group, Inc.(b)(c)	19,373	2,227,701
	Shares	Value
Industrials-(continued)
Boeing Co. (The)(b)	30,858	$7,212,132
Boise Cascade Co.(c)	25,094	2,027,846
Booz Allen Hamilton Holding Corp.	21,872	1,933,922
Broadridge Financial Solutions, Inc.	8,715	1,717,814
Builders FirstSource, Inc.(b)	56,650	6,480,760
BWX Technologies, Inc.	6,464	1,327,900
C.H. Robinson Worldwide, Inc.	39,031	7,609,093
CACI International, Inc., Class A(b)	4,434	2,751,652
Carlisle Cos., Inc.(c)	8,547	2,913,587
Carrier Global Corp.	110,040	6,556,183
Caterpillar, Inc.	70,057	46,052,670
Cintas Corp.	22,878	4,378,620
Clean Harbors, Inc.(b)	5,347	1,389,739
CNH Industrial N.V.(c)	351,318	3,780,182
Comfort Systems USA, Inc.	1,722	1,966,696
Concentrix Corp.	36,625	1,367,944
Copart, Inc.(b)	43,673	1,772,250
Core & Main, Inc., Class A(b)	19,230	1,026,113
CoreCivic, Inc.(b)	45,288	839,187
Crane Co.	4,983	910,095
CSX Corp.	475,175	17,942,608
Cummins, Inc.	28,456	16,470,902
Curtiss-Wright Corp.	3,498	2,297,102
Deere & Co.	45,551	24,050,928
Delta Air Lines, Inc.	26,939	1,775,011
Donaldson Co., Inc.	20,356	2,075,091
Dover Corp.	21,126	4,256,678
Dycom Industries, Inc.(b)(c)	4,165	1,517,684
Eaton Corp. PLC	36,268	12,745,301
EMCOR Group, Inc.	5,259	3,790,319
Emerson Electric Co.	102,864	15,116,893
EnerSys	11,165	2,011,821
Equifax, Inc.	9,578	1,929,009
ESAB Corp.	7,658	927,384
Expeditors International of Washington, Inc.	46,010	7,386,445
Fastenal Co.	113,064	4,902,455
FedEx Corp.	83,775	26,996,494
Ferguson Enterprises, Inc.	35,874	9,056,750
Flowserve Corp.	22,978	1,795,731
Fluor Corp.(b)	37,161	1,716,467
Fortive Corp.	57,360	3,029,182
Fortune Brands Innovations, Inc.(c)	44,038	2,382,456
FTI Consulting, Inc.(b)	7,559	1,320,331
Gates Industrial Corp. PLC(b)(c)	63,550	1,462,921
GATX Corp.(c)	6,605	1,201,516
GE Vernova, Inc.	9,062	6,582,365
Generac Holdings, Inc.(b)	10,773	1,810,295
General Dynamics Corp.	48,098	16,886,727
General Electric Co.	53,320	16,358,043
Genpact Ltd.	39,044	1,721,840
Graco, Inc.	19,078	1,666,082
GXO Logistics, Inc.(b)	37,415	2,117,315
HEICO Corp.(c)	4,184	1,384,527
Herc Holdings, Inc.(c)	7,766	1,113,178
Hertz Global Holdings, Inc.(b)(c)	209,148	1,024,825
Hexcel Corp.	15,446	1,279,083
Hillenbrand, Inc.	31,139	993,645
Honeywell International, Inc.	122,853	27,951,515
Howmet Aerospace, Inc.	17,502	3,641,816
Hub Group, Inc., Class A	36,385	1,731,198
Hubbell, Inc.	5,736	2,798,824
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1000 ETF (PRF)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Industrials-(continued)
Huntington Ingalls Industries, Inc.	11,972	$5,034,346
IDEX Corp.	11,947	2,372,077
Illinois Tool Works, Inc.	39,147	10,227,545
Ingersoll Rand, Inc.(c)	45,517	3,918,559
ITT, Inc.	11,182	2,038,479
J.B. Hunt Transport Services, Inc.	21,629	4,384,631
Jacobs Solutions, Inc.	30,143	4,077,142
JELD-WEN Holding, Inc.(b)	99,241	269,936
JetBlue Airways Corp.(b)(c)	222,652	1,084,315
Johnson Controls International PLC	97,977	11,684,737
KBR, Inc.	30,678	1,313,325
Kelly Services, Inc., Class A	23,426	252,767
Kennametal, Inc.(c)	43,301	1,489,121
Kirby Corp.(b)	11,540	1,357,796
Knight-Swift Transportation Holdings, Inc.	75,148	4,140,655
Korn Ferry	15,870	1,102,489
L3Harris Technologies, Inc.	58,932	20,204,836
Landstar System, Inc.(c)	13,418	2,004,112
Leidos Holdings, Inc.	25,605	4,820,909
Lennox International, Inc.	2,483	1,229,284
Lincoln Electric Holdings, Inc.	7,910	2,098,919
Lockheed Martin Corp.	62,447	39,605,136
Lyft, Inc., Class A(b)(c)	77,884	1,313,903
ManpowerGroup, Inc.	71,056	2,581,464
Masco Corp.	45,922	3,034,985
MasTec, Inc.(b)	9,261	2,227,085
MasterBrand, Inc.(b)(c)	71,067	861,332
Matson, Inc.	15,025	2,408,508
Maximus, Inc.	19,228	1,815,892
Middleby Corp. (The)(b)	11,778	1,733,368
MillerKnoll, Inc.	37,340	749,787
Moog, Inc., Class A	5,534	1,689,807
MSC Industrial Direct Co., Inc., Class A	16,697	1,408,225
Mueller Industries, Inc.	17,387	2,367,066
Nordson Corp.	7,229	1,984,577
Norfolk Southern Corp.	51,819	15,091,766
Northrop Grumman Corp.	30,783	21,309,840
nVent Electric PLC	22,510	2,526,973
Old Dominion Freight Line, Inc.	26,170	4,532,644
Oshkosh Corp.	24,288	3,493,100
Otis Worldwide Corp.	37,910	3,238,272
Owens Corning	33,237	3,983,122
PACCAR, Inc.	114,889	14,121,007
Parker-Hannifin Corp.	9,897	9,262,008
Paychex, Inc.	32,716	3,374,001
Pentair PLC	20,695	2,180,632
Quanta Services, Inc.	11,676	5,541,780
Regal Rexnord Corp.	19,567	3,160,071
Republic Services, Inc.	17,679	3,802,576
Resideo Technologies, Inc.(b)(c)	59,013	2,021,785
Robert Half, Inc.(c)	72,288	2,501,888
Rockwell Automation, Inc.	13,247	5,585,598
Rollins, Inc.	16,689	1,057,081
RTX Corp.	238,521	47,926,025
Rush Enterprises, Inc., Class A	26,471	1,699,173
Ryder System, Inc.	18,272	3,495,068
Saia, Inc.(b)(c)	3,604	1,206,871
Science Applications International Corp.	19,529	1,987,271
Sensata Technologies Holding PLC(c)	69,749	2,412,618
Simpson Manufacturing Co., Inc.(c)	6,521	1,152,782
SiteOne Landscape Supply, Inc.(b)(c)	7,214	1,035,498
SkyWest, Inc.(b)(c)	10,100	974,852
	Shares	Value
Industrials-(continued)
Snap-on, Inc.	10,572	$3,870,515
Southwest Airlines Co.	36,941	1,755,436
SS&C Technologies Holdings, Inc.	39,879	3,265,691
Stanley Black & Decker, Inc.(c)	83,009	6,529,488
Sunrun, Inc.(b)	77,593	1,474,267
Terex Corp.(c)	26,883	1,532,331
Tetra Tech, Inc.(c)	32,746	1,233,214
Textron, Inc.	56,203	4,949,236
Timken Co. (The)	20,977	1,954,847
Toro Co. (The)	23,143	2,117,585
TransDigm Group, Inc.	2,765	3,947,148
TransUnion	18,832	1,488,105
TriNet Group, Inc.(c)	14,200	869,608
Uber Technologies, Inc.(b)	81,499	6,523,995
UFP Industries, Inc.	25,562	2,640,043
U-Haul Holding Co., Series N(c)	27,771	1,424,930
Union Pacific Corp.	111,822	26,289,352
United Airlines Holdings, Inc.(b)	11,854	1,212,901
United Parcel Service, Inc., Class B	220,761	23,449,233
United Rentals, Inc.	8,489	6,638,907
Valmont Industries, Inc.	3,517	1,567,035
Veralto Corp.	19,083	1,888,835
Verisk Analytics, Inc.	10,852	2,359,876
Vertiv Holdings Co., Class A	9,391	1,748,416
W.W. Grainger, Inc.	5,119	5,528,213
Wabtec Corp.	25,337	5,831,057
Waste Management, Inc.	42,333	9,408,086
Watsco, Inc.(c)	5,382	2,079,874
Werner Enterprises, Inc.	46,278	1,585,022
WESCO International, Inc.	16,600	4,804,538
WillScot Holdings Corp.	63,868	1,279,276
Woodward, Inc.	6,635	2,108,868
XPO, Inc.(b)(c)	8,333	1,234,201
Xylem, Inc.	27,136	3,741,240
		885,633,707
Information Technology-18.40%
Accenture PLC, Class A	96,330	25,396,441
Adobe, Inc.(b)	55,584	16,300,008
Advanced Micro Devices, Inc.(b)	131,186	31,055,662
Akamai Technologies, Inc.(b)	38,325	3,723,274
Amdocs Ltd.(c)	41,710	3,417,717
Amkor Technology, Inc.(c)	47,113	2,276,971
Amphenol Corp., Class A	59,255	8,537,460
Analog Devices, Inc.	76,406	23,753,097
Apple, Inc.	1,381,989	358,598,506
Applied Materials, Inc.	116,656	37,600,562
Arista Networks, Inc.(b)	28,794	4,081,262
Arrow Electronics, Inc.(b)(c)	39,565	5,241,967
ASGN, Inc.(b)	29,410	1,531,967
Autodesk, Inc.(b)	12,810	3,239,265
Avnet, Inc.(c)	58,178	3,629,725
Broadcom, Inc.	148,265	49,120,194
Cadence Design Systems, Inc.(b)	13,698	4,059,539
CDW Corp.	24,202	3,058,891
Ciena Corp.(b)	26,428	6,654,835
Cirrus Logic, Inc.(b)	14,424	1,880,024
Cisco Systems, Inc.	827,352	64,798,209
Cognex Corp.(c)	33,703	1,305,654
Cognizant Technology Solutions Corp., Class A	162,084	13,300,613
Coherent Corp.(b)	18,040	3,827,727
Corning, Inc.	138,591	14,309,521
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1000 ETF (PRF)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Information Technology-(continued)
CrowdStrike Holdings, Inc., Class A(b)	2,048	$903,997
Datadog, Inc., Class A(b)	6,828	882,997
Dell Technologies, Inc., Class C	40,356	4,618,341
Diodes, Inc.(b)	21,356	1,264,062
Dolby Laboratories, Inc., Class A(c)	16,630	1,067,480
Dropbox, Inc., Class A(b)(c)	56,778	1,446,703
DXC Technology Co.(b)	106,049	1,530,287
Enphase Energy, Inc.(b)	25,198	931,822
Entegris, Inc.	18,814	2,221,369
EPAM Systems, Inc.(b)	9,276	1,934,974
F5, Inc.(b)	8,360	2,304,100
Fair Isaac Corp.(b)	811	1,186,631
First Solar, Inc.(b)	11,137	2,511,616
Flex Ltd.(b)(c)	71,563	4,511,332
Fortinet, Inc.(b)	33,962	2,759,752
Gartner, Inc.(b)	7,944	1,665,142
Gen Digital, Inc.	110,081	2,640,843
GoDaddy, Inc., Class A(b)	18,806	1,890,379
Hewlett Packard Enterprise Co.	716,493	15,418,929
HP, Inc.	526,158	10,228,512
Insight Enterprises, Inc.(b)	13,331	1,120,071
Intel Corp.(b)	3,067,273	142,536,176
International Business Machines Corp.	131,117	40,213,584
Intuit, Inc.	17,715	8,838,368
Jabil, Inc.	21,439	5,085,116
Keysight Technologies, Inc.(b)	25,567	5,530,909
KLA Corp.	10,280	14,679,223
Kyndryl Holdings, Inc.(b)(c)	92,330	2,123,590
Lam Research Corp.	155,541	36,312,602
Littelfuse, Inc.	5,390	1,745,066
Lumentum Holdings, Inc.(b)	13,976	5,476,356
Marvell Technology, Inc.	72,493	5,721,148
Microchip Technology, Inc.	120,076	9,116,170
Micron Technology, Inc.	210,168	87,194,500
Microsoft Corp.	468,515	201,597,319
MKS, Inc.	15,346	3,612,602
Monolithic Power Systems, Inc.	1,712	1,924,545
Motorola Solutions, Inc.	10,816	4,353,873
NetApp, Inc.	44,010	4,240,363
NetScout Systems, Inc.(b)	35,147	977,438
NVIDIA Corp.	224,551	42,918,433
Okta, Inc.(b)(c)	16,104	1,360,466
ON Semiconductor Corp.(b)	96,184	5,760,460
Oracle Corp.	160,237	26,371,805
Palantir Technologies, Inc., Class A(b)	8,065	1,182,248
Palo Alto Networks, Inc.(b)	17,181	3,040,522
Plexus Corp.(b)	7,306	1,456,305
PTC, Inc.(b)	7,005	1,093,691
Pure Storage, Inc., Class A(b)(c)	18,264	1,270,079
Qnity Electronics, Inc.	76,123	7,321,510
Qorvo, Inc.(b)	50,458	3,941,274
QUALCOMM, Inc.	205,828	31,201,467
Ralliant Corp.	7,025	372,114
Roper Technologies, Inc.	10,781	4,002,231
Salesforce, Inc.	86,586	18,381,342
Sandisk Corp.(b)	10,175	5,863,344
Sanmina Corp.(b)(c)	19,436	2,753,692
Seagate Technology Holdings PLC	49,642	20,238,547
ServiceNow, Inc.(b)	21,436	2,508,226
Silicon Laboratories, Inc.(b)	9,428	1,343,019
Skyworks Solutions, Inc.(c)	63,753	3,554,867
Snowflake, Inc., Class A(b)	7,484	1,442,167
	Shares	Value
Information Technology-(continued)
Super Micro Computer, Inc.(b)(c)	35,640	$1,037,480
Synaptics, Inc.(b)(c)	14,306	1,180,388
Synopsys, Inc.(b)	10,962	5,098,591
TD SYNNEX Corp.	31,717	5,032,536
TE Connectivity PLC (Switzerland)	48,901	10,894,165
Teledyne Technologies, Inc.(b)	6,065	3,762,119
Teradata Corp.(b)	51,909	1,480,445
Teradyne, Inc.	29,089	7,011,903
Texas Instruments, Inc.	136,945	29,518,495
Trimble, Inc.(b)	36,197	2,446,917
Twilio, Inc., Class A(b)	23,961	2,886,342
Tyler Technologies, Inc.(b)	1,835	677,849
Unity Software, Inc.(b)	51,934	1,511,279
VeriSign, Inc.	4,661	1,138,356
Viasat, Inc.(b)(c)	98,039	4,428,422
Vishay Intertechnology, Inc.(c)	91,986	1,853,518
Vistance Networks, Inc.(b)	155,447	2,798,046
Vontier Corp.(c)	29,251	1,096,912
Western Digital Corp.	86,386	21,616,369
Workday, Inc., Class A(b)	14,135	2,482,530
Xerox Holdings Corp.	278,260	609,389
Zebra Technologies Corp., Class A(b)	9,929	2,333,116
Zoom Communications, Inc., Class A(b)	31,758	2,924,912
		1,636,215,266
Materials-3.67%
Air Products and Chemicals, Inc.	31,328	8,536,880
Albemarle Corp.	42,911	7,321,904
Alcoa Corp.(c)	95,397	5,419,504
Alpha Metallurgical Resources, Inc.(b)(c)	8,927	1,872,885
Amcor PLC(c)	165,156	7,308,153
AptarGroup, Inc.	11,147	1,392,818
Ashland, Inc.	33,752	2,064,272
Avery Dennison Corp.(c)	15,748	2,921,411
Avient Corp.	34,000	1,229,100
Axalta Coating Systems Ltd.(b)	44,055	1,479,367
Ball Corp.	80,047	4,552,273
Cabot Corp.(c)	15,315	1,105,590
Celanese Corp.(c)	97,475	4,331,789
CF Industries Holdings, Inc.	60,188	5,611,327
Chemours Co. (The)(c)	133,798	2,005,632
Cleveland-Cliffs, Inc.(b)(c)	455,988	6,274,395
Commercial Metals Co.	50,041	3,846,652
Corteva, Inc.	173,700	12,645,360
CRH PLC	124,928	15,292,436
Crown Holdings, Inc.	25,206	2,638,564
Dow, Inc.	714,767	19,691,831
DuPont de Nemours, Inc.	218,318	9,588,527
Eagle Materials, Inc.(c)	6,922	1,410,773
Eastman Chemical Co.(c)	72,755	5,043,377
Ecolab, Inc.	21,414	6,038,534
Element Solutions, Inc.(c)	48,309	1,405,792
FMC Corp.(c)	118,124	1,866,359
Freeport-McMoRan, Inc.	248,165	14,946,978
Graphic Packaging Holding Co.(c)	105,391	1,543,978
H.B. Fuller Co.	17,856	1,073,146
Huntsman Corp.	280,511	3,035,129
International Flavors & Fragrances, Inc.	90,467	6,315,501
International Paper Co.	168,982	6,813,354
Linde PLC	51,275	23,431,137
Louisiana-Pacific Corp.(c)	15,528	1,300,315
LyondellBasell Industries N.V., Class A(c)	205,171	10,053,379
Martin Marietta Materials, Inc.	6,163	4,017,968
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1000 ETF (PRF)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Materials-(continued)
Mosaic Co. (The)	258,972	$7,121,730
NewMarket Corp.(c)	1,506	1,010,210
Newmont Corp.	190,943	21,452,446
Nucor Corp.	126,055	22,402,495
O-I Glass, Inc.(b)	89,169	1,362,502
Olin Corp.(c)	149,576	3,112,677
Packaging Corp. of America	19,473	4,333,716
PPG Industries, Inc.	58,576	6,773,143
Reliance, Inc.	22,272	7,338,624
Royal Gold, Inc.	5,250	1,382,377
RPM International, Inc.	20,102	2,150,110
Sealed Air Corp.(c)	31,864	1,334,464
Sherwin-Williams Co. (The)	13,497	4,786,576
Silgan Holdings, Inc.	24,557	1,059,634
Solstice Advanced Materials, Inc.(b)(c)	21,481	1,326,881
Sonoco Products Co.(c)	47,876	2,298,048
Southern Copper Corp. (Mexico)	10,921	2,078,485
Steel Dynamics, Inc.	60,755	10,909,775
Sylvamo Corp.(c)	17,633	862,959
Tronox Holdings PLC, Class A(c)	188,014	1,139,365
Vulcan Materials Co.	12,633	3,796,722
Warrior Met Coal, Inc.(c)	18,568	1,658,122
Westlake Corp.(c)	17,636	1,398,887
		326,516,338
Real Estate-2.31%
Agree Realty Corp.	14,667	1,059,397
Alexandria Real Estate Equities, Inc.	72,671	3,970,743
American Homes 4 Rent, Class A	47,530	1,488,640
American Tower Corp.	44,195	7,923,280
Americold Realty Trust, Inc.(c)	107,455	1,333,517
Apple Hospitality REIT, Inc.	85,070	990,215
AvalonBay Communities, Inc.	22,879	4,064,912
Brixmor Property Group, Inc.	57,554	1,541,872
BXP, Inc.	47,124	3,047,509
Camden Property Trust	19,170	2,090,488
CBRE Group, Inc., Class A(b)	51,272	8,733,160
CoStar Group, Inc.(b)	26,352	1,620,648
Cousins Properties, Inc.	51,485	1,299,481
Crown Castle, Inc.	78,447	6,809,984
CubeSmart	33,474	1,256,279
Cushman & Wakefield Ltd.(b)	87,156	1,432,845
Digital Realty Trust, Inc.	45,150	7,492,642
Douglas Emmett, Inc.(c)	72,364	764,164
EastGroup Properties, Inc.	5,141	933,811
EPR Properties	18,166	985,324
Equinix, Inc.	7,435	6,103,615
Equity LifeStyle Properties, Inc.(c)	17,744	1,120,888
Equity Residential	75,871	4,728,281
Essex Property Trust, Inc.	9,706	2,444,650
Extra Space Storage, Inc.	27,107	3,739,953
Federal Realty Investment Trust	15,879	1,606,320
First Industrial Realty Trust, Inc.	18,323	1,063,284
Gaming and Leisure Properties, Inc.(c)	40,342	1,805,304
Healthcare Realty Trust, Inc.	121,875	2,046,281
Healthpeak Properties, Inc.	167,144	2,881,563
Highwoods Properties, Inc.(c)	39,714	1,026,607
Host Hotels & Resorts, Inc.	201,032	3,725,123
Hudson Pacific Properties, Inc.(b)(c)	41,583	358,445
Invitation Homes, Inc.	99,687	2,664,633
Iron Mountain, Inc.	29,065	2,677,758
	Shares	Value
Real Estate-(continued)
JBG SMITH Properties, (Acquired 03/20/2020 - 01/22/2026; Cost $1,139,556)(f)	53,328	$898,044
Jones Lang LaSalle, Inc.(b)	14,249	5,099,860
Kilroy Realty Corp.	47,832	1,649,247
Kimco Realty Corp.	134,342	2,831,929
Kite Realty Group Trust(c)	46,102	1,082,936
Lamar Advertising Co., Class A(c)	11,917	1,529,070
Macerich Co. (The)(c)	62,448	1,182,141
Medical Properties Trust, Inc.(c)	422,937	2,123,144
Mid-America Apartment Communities, Inc.	19,902	2,672,839
NNN REIT, Inc.	34,504	1,437,782
Omega Healthcare Investors, Inc.	39,365	1,727,336
Park Hotels & Resorts, Inc.(c)	143,771	1,571,417
Prologis, Inc.	128,039	16,716,772
Public Storage	14,670	4,051,707
Rayonier, Inc.(c)	92,100	2,094,354
Realty Income Corp.	131,557	8,046,026
Regency Centers Corp.	31,776	2,315,517
Rexford Industrial Realty, Inc.(c)	43,173	1,749,802
Sabra Health Care REIT, Inc.	58,515	1,095,986
SBA Communications Corp., Class A	10,112	1,861,720
Simon Property Group, Inc.	31,519	6,029,900
SL Green Realty Corp.(c)	27,280	1,221,598
STAG Industrial, Inc.	32,816	1,230,928
Sun Communities, Inc.(c)	22,020	2,806,009
UDR, Inc.	55,592	2,065,243
Ventas, Inc.	67,832	5,268,511
VICI Properties, Inc.	182,607	5,127,605
Vornado Realty Trust	48,619	1,549,974
W.P. Carey, Inc.	44,543	3,106,874
Welltower, Inc.	50,793	9,567,369
Weyerhaeuser Co.	285,637	7,363,722
Zillow Group, Inc., Class C(b)(c)	22,028	1,388,425
		205,295,403
Utilities-3.13%
AES Corp. (The)	278,600	4,081,490
Alliant Energy Corp.	48,462	3,194,130
Ameren Corp.	49,401	5,102,135
American Electric Power Co., Inc.	109,541	13,120,273
American Water Works Co., Inc.	27,784	3,587,748
Atmos Energy Corp.	22,092	3,674,783
Avista Corp.	26,725	1,103,475
Black Hills Corp.	22,143	1,615,996
CenterPoint Energy, Inc.	121,465	4,820,946
CMS Energy Corp.	55,066	3,936,668
Consolidated Edison, Inc.	91,875	9,796,631
Constellation Energy Corp.	19,039	5,343,867
Dominion Energy, Inc.	243,885	14,674,560
DTE Energy Co.	38,960	5,235,445
Duke Energy Corp.	188,327	22,853,481
Edison International	148,360	9,239,861
Entergy Corp.	80,995	7,766,611
Essential Utilities, Inc.	53,888	2,090,316
Evergy, Inc.	70,394	5,401,332
Eversource Energy	99,667	6,889,980
Exelon Corp.	265,935	11,908,569
FirstEnergy Corp.	135,064	6,393,930
Hawaiian Electric Industries, Inc.(b)(c)	106,486	1,631,366
IDACORP, Inc.(c)	10,014	1,329,759
National Fuel Gas Co.	18,419	1,542,591
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1000 ETF (PRF)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Utilities-(continued)
New Jersey Resources Corp.(c)	22,413	$1,108,995
NextEra Energy, Inc.	287,595	25,279,600
NiSource, Inc.	82,414	3,650,116
NorthWestern Energy Group, Inc.	19,248	1,306,169
NRG Energy, Inc.	24,714	3,772,098
OGE Energy Corp.	50,774	2,217,808
ONE Gas, Inc.(c)	15,719	1,250,604
PG&E Corp.	510,172	7,866,852
Pinnacle West Capital Corp.	32,152	3,008,141
Portland General Electric Co.	34,049	1,710,962
PPL Corp.	185,566	6,726,768
Public Service Enterprise Group, Inc.	93,774	7,723,227
Sempra	131,781	11,466,265
Southern Co. (The)	198,771	17,752,238
Southwest Gas Holdings, Inc.	17,893	1,481,898
Spire, Inc.	15,013	1,268,448
TXNM Energy, Inc.	19,828	1,168,266
UGI Corp.	85,562	3,431,892
Vistra Corp.	31,476	4,984,225
WEC Energy Group, Inc.	56,630	6,267,242
Xcel Energy, Inc.	114,829	8,733,894
		278,511,651
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $6,312,125,125)		8,890,203,437
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.09%
Invesco Private Government Fund, 3.65%(e)(g)(h)	75,880,843	$75,880,843
Invesco Private Prime Fund, 3.80%(e)(g)(h)	198,776,699	198,836,332
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $274,717,175)		274,717,175
TOTAL INVESTMENTS IN SECURITIES-103.05% (Cost $6,586,842,300)		9,164,920,612
OTHER ASSETS LESS LIABILITIES-(3.05)%		(271,268,005)
NET ASSETS-100.00%		$8,893,652,607

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Invesco Ltd.	$3,221,382	$691,095	$(1,837,998)	$3,237,662	$(379,064)	$4,933,077	$136,190
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	2,764,003	163,286,314	(166,050,317)	-	-	-	152,844
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1000 ETF (PRF)—(continued)
January 31, 2026
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$60,639,972	$420,934,478	$(405,693,607)	$-	$-	$75,880,843	$2,078,897 *
Invesco Private Prime Fund	156,221,551	884,816,771	(842,221,827)	11,875	7,962	198,836,332	5,616,271 *
Total	$222,846,908	$1,469,728,658	$(1,415,803,749)	$3,249,537	$(371,102)	$279,650,252	$7,984,202

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	Restricted security. The value of this security at January 31, 2026 represented less than 1% of the Fund’s Net Assets.
(g)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco RAFI US 1500 Small-Mid ETF (PRFZ)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-2.80%
Advantage Solutions, Inc.(b)(c)	71,484	$77,203
AMC Entertainment Holdings, Inc.(b)(c)	220,497	306,491
AMC Networks, Inc., Class A(b)(c)	75,886	585,081
Angi, Inc.(b)(c)	41,452	538,047
Array Digital Infrastructure, Inc.	29,261	1,410,088
Atlanta Braves Holdings, Inc., Series C(b)	19,082	761,944
ATN International, Inc.	9,135	220,976
Bandwidth, Inc., Class A(b)	40,907	571,471
Bumble, Inc., Class A(b)(c)	299,742	1,004,136
Cable One, Inc.(c)	23,183	1,877,591
Cardlytics, Inc.(b)(c)	169,432	164,095
CarGurus, Inc.(b)	116,698	3,781,015
Cars.com, Inc.(b)	108,817	1,236,161
Cinemark Holdings, Inc.	89,849	2,127,624
Clear Channel Outdoor Holdings, Inc.(b)(c)	272,922	570,407
Cogent Communications Holdings, Inc.(c)	97,889	2,378,703
DHI Group, Inc.(b)	20,249	35,233
DoubleVerify Holdings, Inc.(b)(c)	180,335	1,951,225
E.W. Scripps Co. (The), Class A(b)(c)	106,219	355,834
Entravision Communications Corp., Class A	34,857	104,920
Eventbrite, Inc., Class A(b)(c)	122,947	543,426
EverQuote, Inc., Class A(b)	27,449	623,092
fuboTV, Inc.(b)(c)	390,775	871,428
Getty Images Holdings, Inc.(b)(c)	168,757	221,072
Gogo, Inc.(b)(c)	59,133	271,420
Gray Media, Inc.(c)	199,633	900,345
IDT Corp., Class B	19,834	964,527
iHeartMedia, Inc., Class A(b)(c)	102,897	333,386
IHS Holding Ltd. (Nigeria)(b)(c)	79,017	631,346
Iridium Communications, Inc.	222,391	4,430,029
John Wiley & Sons, Inc., Class A(c)	65,043	2,031,293
Lionsgate Studios Corp.(b)	49,596	468,186
Live Nation Entertainment, Inc.(b)	13,229	1,924,158
Madison Square Garden Sports Corp., Class A(b)	3,171	899,137
Magnite, Inc.(b)(c)	114,114	1,651,230
Marcus Corp. (The)	32,742	494,077
National CineMedia, Inc.(c)	96,877	349,726
Nextdoor Holdings, Inc.(b)	269,953	529,108
Playstudios, Inc.(b)	62,712	39,791
PubMatic, Inc., Class A(b)(c)	67,928	493,157
QuinStreet, Inc.(b)(c)	81,078	1,077,527
Reddit, Inc., Class A(b)	8,582	1,547,077
Roblox Corp., Class A(b)	57,615	3,788,762
Scholastic Corp.	45,790	1,601,276
Shenandoah Telecommunications Co.(c)	39,821	472,675
Shutterstock, Inc.	63,544	1,261,348
Sinclair, Inc.(c)	55,274	802,026
Sphere Entertainment Co.(b)(c)	56,018	5,350,279
Spok Holdings, Inc.(c)	19,097	262,966
Stagwell, Inc.(b)(c)	139,649	839,290
Thryv Holdings, Inc.(b)(c)	83,234	400,356
TKO Group Holdings, Inc.	21,995	4,455,747
TripAdvisor, Inc.(b)(c)	272,968	3,627,745
Uniti Group, Inc.(b)(c)	255,132	2,122,698
USA TODAY Co., Inc.(b)(c)	244,474	1,447,286
Warner Music Group Corp., Class A(c)	73,633	2,207,517
Webtoon Entertainment, Inc. (South Korea)(b)(c)	49,400	597,246
	Shares	Value
Communication Services-(continued)
ZipRecruiter, Inc., Class A(b)(c)	129,591	$318,794
ZoomInfo Technologies, Inc., Class A(b)(c)	492,262	3,962,709
		74,871,503
Consumer Discretionary-11.31%
1-800-Flowers.com, Inc., Class A(b)(c)	107,353	463,765
Accel Entertainment, Inc.(b)(c)	47,901	541,760
Acushnet Holdings Corp.(c)	50,143	4,860,862
Adtalem Global Education, Inc.(b)	54,255	5,618,105
American Axle & Manufacturing Holdings, Inc.(b)(c)	452,255	3,604,472
American Outdoor Brands, Inc.(b)(c)	9,774	88,552
American Public Education, Inc.(b)(c)	25,079	1,047,801
America’s Car-Mart, Inc.(b)(c)	14,675	377,441
Arhaus, Inc.(b)(c)	57,929	589,717
Arko Corp.(c)	66,346	352,297
Barnes & Noble Education, Inc.(b)(c)	51,020	456,629
Bassett Furniture Industries, Inc.	3,690	58,302
Beazer Homes USA, Inc.(b)(c)	56,118	1,210,465
Biglari Holdings, Inc., Class B(b)(c)	1,407	527,667
Birkenstock Holding PLC (Germany)(b)(c)	23,966	904,956
BJ’s Restaurants, Inc.(b)(c)	47,358	1,980,512
Bloomin’ Brands, Inc.(c)	368,514	2,211,084
Boot Barn Holdings, Inc.(b)(c)	25,379	4,529,644
Bright Horizons Family Solutions, Inc.(b)	39,147	3,626,187
Brinker International, Inc.(b)	14,291	2,253,977
Buckle, Inc. (The)(c)	75,086	3,551,568
Build-A-Bear Workshop, Inc.(c)	24,879	1,484,779
Caleres, Inc.(c)	126,339	1,543,863
Callaway Golf Co.(b)(c)	424,083	6,085,591
Camping World Holdings, Inc., Class A(c)	87,881	1,159,150
Carriage Services, Inc.(c)	15,727	674,846
Carvana Co.(b)	2,665	1,068,958
Cava Group, Inc.(b)(c)	11,280	683,794
Cavco Industries, Inc.(b)	11,391	5,604,600
Champion Homes, Inc.(b)	76,012	5,957,821
Cheesecake Factory, Inc. (The)(c)	49,695	2,880,322
Chegg, Inc.(b)	450,808	346,671
Chewy, Inc., Class A(b)(c)	20,935	609,418
Children’s Place, Inc. (The)(b)(c)	67,728	272,944
Choice Hotels International, Inc.(c)	24,068	2,474,190
Churchill Downs, Inc.	54,614	5,371,833
Citi Trends, Inc.(b)	11,523	497,217
Clarus Corp.(c)	27,161	104,027
Cooper-Standard Holdings, Inc.(b)(c)	36,022	1,130,010
Coursera, Inc.(b)(c)	174,917	1,059,997
Cracker Barrel Old Country Store, Inc.(c)	131,392	3,957,527
Cricut, Inc., Class A(c)	76,015	339,787
Dave & Buster’s Entertainment, Inc.(b)(c)	134,616	2,526,742
Designer Brands, Inc., Class A(c)	217,490	1,378,887
Destination XL Group, Inc.(b)	30,826	21,054
Dillard’s, Inc., Class A(c)	8,716	5,295,493
Dine Brands Global, Inc.(c)	76,966	2,646,861
Dorman Products, Inc.(b)(c)	30,985	3,848,337
DraftKings, Inc., Class A(b)(c)	109,966	3,025,165
Dream Finders Homes, Inc., Class A(b)(c)	45,128	829,904
Driven Brands Holdings, Inc.(b)(c)	74,614	1,160,248
Duolingo, Inc.(b)(c)	5,697	763,740
Dutch Bros, Inc., Class A(b)	9,178	499,191
El Pollo Loco Holdings, Inc.(b)	39,649	401,644
Escalade, Inc.	2,162	31,435
Ethan Allen Interiors, Inc.	39,789	912,362
European Wax Center, Inc., Class A(b)(c)	90,411	355,315
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Figs, Inc., Class A(b)	170,174	$1,839,581
First Watch Restaurant Group, Inc.(b)(c)	58,345	932,937
Flexsteel Industries, Inc.	3,706	148,351
Fox Factory Holding Corp.(b)(c)	92,520	1,702,368
Frontdoor, Inc.(b)	48,156	2,846,501
Funko, Inc., Class A(b)(c)	132,490	537,909
GameStop Corp., Class A(b)(c)	290,343	6,933,391
Genesco, Inc.(b)(c)	33,305	963,514
Genius Sports Ltd. (United Kingdom)(b)(c)	113,347	986,119
Gentherm, Inc.(b)	47,292	1,511,452
GigaCloud Technology, Inc., Class A(b)(c)	39,883	1,592,528
G-III Apparel Group Ltd.(c)	75,031	2,202,160
Global Business Travel Group, Inc.(b)(c)	73,296	502,078
Gold com, Inc.(c)	43,387	2,249,616
Golden Entertainment, Inc.(c)	29,805	802,351
GoPro, Inc., Class A(b)(c)	593,569	688,540
Green Brick Partners, Inc.(b)(c)	42,691	2,962,328
Groupon, Inc.(b)(c)	27,913	394,969
H&R Block, Inc.(c)	126,095	4,974,448
Hamilton Beach Brands Holding Co., Class A(c)	6,179	117,957
Haverty Furniture Cos., Inc.(c)	19,787	501,007
Hilton Grand Vacations, Inc.(b)(c)	143,839	6,488,577
Holley, Inc.(b)	75,882	292,146
Hooker Furnishings Corp.(c)	8,395	111,402
Hovnanian Enterprises, Inc., Class A(b)(c)	12,770	1,438,541
Hyatt Hotels Corp., Class A(c)	34,125	5,336,126
Installed Building Products, Inc.(c)	20,994	6,049,211
Jack in the Box, Inc.(c)	132,982	2,788,633
JAKKS Pacific, Inc.(c)	21,182	386,995
Johnson Outdoors, Inc., Class A	7,517	341,197
KinderCare Learning Cos., Inc.(b)(c)	57,522	268,628
Kontoor Brands, Inc.(c)	66,321	3,961,353
Krispy Kreme, Inc.(c)	416,884	1,313,185
Lakeland Industries, Inc.(c)	15,213	143,306
Lands’ End, Inc.(b)(c)	32,659	580,024
Latham Group, Inc.(b)(c)	76,352	480,254
La-Z-Boy, Inc.(c)	68,883	2,508,030
Legacy Housing Corp.(b)(c)	12,623	261,927
Leslie’s, Inc.(b)(c)	25,067	34,342
Levi Strauss & Co., Class A	169,088	3,361,469
Life Time Group Holdings, Inc.(b)	60,776	1,772,836
Lincoln Educational Services Corp.(b)(c)	25,111	669,459
Lovesac Co. (The)(b)(c)	53,398	711,261
Lucid Group, Inc.(b)(c)	213,282	2,361,032
Malibu Boats, Inc., Class A(b)(c)	29,519	959,368
MarineMax, Inc.(b)(c)	50,627	1,368,448
MasterCraft Boat Holdings, Inc.(b)(c)	15,729	338,645
Matthews International Corp., Class A	35,634	936,818
Mister Car Wash, Inc.(b)(c)	102,925	571,234
Monarch Casino & Resort, Inc.	14,433	1,321,052
Monro, Inc.(c)	128,596	2,407,317
Motorcar Parts of America, Inc.(b)(c)	15,453	192,081
Movado Group, Inc.	27,458	626,042
National Vision Holdings, Inc.(b)(c)	217,128	5,721,323
Norwegian Cruise Line Holdings Ltd.(b)	98,789	2,169,406
OneWater Marine, Inc., Class A(b)(c)	21,068	279,783
Outdoor Holding Co.(b)(c)	103,679	168,997
Oxford Industries, Inc.(c)	58,764	2,165,453
Papa John’s International, Inc.	41,336	1,453,787
Patrick Industries, Inc.	54,500	6,876,265
Peloton Interactive, Inc., Class A(b)(c)	446,061	2,493,481
	Shares	Value
Consumer Discretionary-(continued)
Perdoceo Education Corp.	82,822	$2,652,789
Petco Health & Wellness Co., Inc.(b)(c)	521,700	1,403,373
Planet Fitness, Inc., Class A(b)	35,611	3,242,025
Portillo’s, Inc., Class A(b)(c)	179,015	1,011,435
Pursuit Attractions and Hospitality, Inc.(b)(c)	13,699	475,766
QuantumScape Corp.(b)(c)	314,631	2,784,484
RCI Hospitality Holdings, Inc.(c)	10,740	258,190
Red Rock Resorts, Inc., Class A(c)	63,636	4,017,341
Revolve Group, Inc.(b)(c)	59,078	1,633,507
Rocky Brands, Inc.	9,389	302,232
Sabre Corp.(b)(c)	536,470	697,411
Sally Beauty Holdings, Inc.(b)	326,805	4,973,972
Savers Value Village, Inc.(b)(c)	42,958	445,045
Shake Shack, Inc., Class A(b)	13,798	1,222,089
SharkNinja, Inc.(b)(c)	59,272	7,005,950
Shoe Carnival, Inc.(c)	65,690	1,252,051
Six Flags Entertainment Corp.(b)(c)	134,235	2,417,572
Sleep Number Corp.(b)(c)	87,148	1,014,403
Smith & Wesson Brands, Inc.	94,766	1,034,845
Solid Power, Inc.(b)(c)	255,033	1,142,548
Sonic Automotive, Inc., Class A	35,673	2,138,953
Sonos, Inc.(b)(c)	293,259	4,208,267
Standard Motor Products, Inc.	25,428	1,015,340
Stitch Fix, Inc., Class A(b)(c)	334,026	1,603,325
Strategic Education, Inc.(c)	27,014	2,296,730
Strattec Security Corp.(b)(c)	6,814	539,124
Stride, Inc.(b)(c)	38,565	3,262,599
Sturm, Ruger & Co., Inc.(c)	24,519	899,602
Superior Group of Cos., Inc.(c)	7,194	71,652
Sweetgreen, Inc., Class A(b)(c)	79,874	490,426
Target Hospitality Corp.(b)(c)	52,283	360,230
Traeger, Inc.(b)(c)	23,924	26,316
Udemy, Inc.(b)	146,439	704,372
United Parks & Resorts, Inc.(b)(c)	69,363	2,611,517
Universal Electronics, Inc.(b)(c)	8,079	31,912
Warby Parker, Inc., Class A(b)(c)	35,819	913,743
Wayfair, Inc., Class A(b)(c)	57,738	5,975,306
Wendy’s Co. (The)(c)	575,485	4,483,028
Weyco Group, Inc.(c)	1,632	51,604
Wingstop, Inc.(c)	7,590	2,014,614
Winmark Corp.	1,274	574,179
Wolverine World Wide, Inc.	209,160	3,706,315
Wynn Resorts Ltd.	50,372	5,412,471
XPEL, Inc.(b)(c)(d)	18,031	928,777
YETI Holdings, Inc.(b)(c)	118,515	5,417,321
Zumiez, Inc.(b)(c)	39,027	960,454
		302,644,230
Consumer Staples-2.79%
Alico, Inc.(c)	4,967	205,187
B&G Foods, Inc.(c)	335,867	1,467,739
BellRing Brands, Inc.(b)	36,358	904,223
Beyond Meat, Inc.(b)(c)	342,616	261,485
Boston Beer Co., Inc. (The), Class A(b)(c)	20,673	4,416,166
Calavo Growers, Inc.(c)	30,214	768,644
Celsius Holdings, Inc.(b)(c)	14,755	774,342
Central Garden & Pet Co., Class A(b)(c)	71,940	2,206,400
Chefs’ Warehouse, Inc. (The)(b)(c)	35,800	2,251,820
Coca-Cola Consolidated, Inc.	39,689	6,035,109
Coty, Inc., Class A(b)(c)	1,047,899	3,321,840
e.l.f. Beauty, Inc.(b)(c)	24,773	2,105,457
Edgewell Personal Care Co.(c)	93,807	1,825,484
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Energizer Holdings, Inc.(c)	123,227	$2,690,045
Freshpet, Inc.(b)(c)	30,173	2,103,058
Grocery Outlet Holding Corp.(b)(c)	331,066	3,155,059
Herbalife Ltd.(b)(c)	292,198	5,037,494
Honest Co., Inc. (The)(b)(c)	138,453	341,979
Interparfums, Inc.	19,061	1,859,782
J&J Snack Foods Corp.(c)	24,670	2,343,650
John B. Sanfilippo & Son, Inc.	11,768	952,031
Lifevantage Corp.(c)	24,413	129,389
Limoneira Co.(c)	10,605	152,712
Marzetti Co. (The)	23,364	4,008,561
Medifast, Inc.(b)(c)	32,714	374,248
MGP Ingredients, Inc.(c)	47,249	1,176,973
Mission Produce, Inc.(b)(c)	46,596	627,182
National Beverage Corp.(b)(c)	30,269	1,031,568
Natural Grocers by Vitamin Cottage, Inc.(c)	20,144	550,334
Nature’s Sunshine Products, Inc.(b)(c)	9,234	232,881
Oil-Dri Corp.of America(c)	7,612	460,907
Pilgrim’s Pride Corp.(c)	86,498	3,751,418
Reynolds Consumer Products, Inc.	112,729	2,611,931
Seaboard Corp.(c)	325	1,651,741
Seneca Foods Corp., Class A(b)	5,998	715,741
Simply Good Foods Co. (The)(b)	139,109	2,611,076
Tootsie Roll Industries, Inc.(c)	20,362	771,313
Turning Point Brands, Inc.(c)	14,172	1,716,938
USANA Health Sciences, Inc.(b)	31,737	688,693
Utz Brands, Inc.	79,673	839,753
Village Super Market, Inc., Class A(c)	6,662	237,567
Vita Coco Co., Inc. (The)(b)(c)	20,917	1,115,922
Vital Farms, Inc.(b)(c)	16,756	476,708
WD-40 Co.(c)	10,733	2,481,792
Weis Markets, Inc.(c)	16,859	1,199,518
		74,641,860
Energy-4.76%
Amplify Energy Corp.(b)(c)	119,474	599,759
Archrock, Inc.	205,718	6,087,196
Atlas Energy Solutions, Inc.(c)	131,874	1,538,970
BKV Corp. (Thailand)(b)(c)	36,822	1,095,454
Bristow Group, Inc.(b)	24,138	1,061,106
Cactus, Inc., Class A(c)	63,684	3,580,951
Calumet, Inc.(b)(c)	53,995	1,210,028
Clean Energy Fuels Corp.(b)	333,508	733,718
Comstock Resources, Inc.(b)(c)	115,353	2,808,846
Core Laboratories, Inc.(c)	75,448	1,474,254
Crescent Energy Co., Class A(c)	843,365	8,239,676
CVR Energy, Inc.(b)(c)	160,948	3,659,957
DMC Global, Inc.(b)(c)	29,655	255,033
Dorian LPG Ltd.	100,239	2,960,058
Evolution Petroleum Corp.(c)	37,338	147,112
Expro Group Holdings N.V.(b)(c)	195,579	3,131,220
Forum Energy Technologies, Inc.(b)(c)	12,497	565,364
FutureFuel Corp.	37,877	124,615
Gevo, Inc.(b)(c)	410,163	803,919
Granite Ridge Resources, Inc.(c)	76,644	384,753
Green Plains, Inc.(b)(c)	252,761	2,896,641
Gulfport Energy Corp.(b)(c)	30,894	6,307,628
Helix Energy Solutions Group, Inc.(b)	264,030	2,096,398
HighPeak Energy, Inc.(c)	54,571	248,298
Innovex International, Inc.(b)(c)	60,464	1,502,530
International Seaways, Inc.(c)	110,401	6,585,420
Kinetik Holdings, Inc., Class A	12,489	510,925
	Shares	Value
Energy-(continued)
Kodiak Gas Services, Inc.	55,937	$2,349,913
Kosmos Energy Ltd. (Ghana)(b)(c)	1,529,990	2,417,384
Nabors Industries Ltd.(b)(c)	61,300	4,097,292
NACCO Industries, Inc., Class A	1,795	88,368
National Energy Services Reunited Corp.(b)(c)	69,277	1,363,371
Natural Gas Services Group, Inc.	10,170	352,289
Navigator Holdings Ltd.(c)	49,136	910,490
New Fortress Energy, Inc.(b)(c)	1,027,157	1,366,119
Northern Oil and Gas, Inc.(c)	234,762	5,869,050
Oceaneering International, Inc.(b)	126,797	3,816,590
Oil States International, Inc.(b)	104,030	881,134
Par Pacific Holdings, Inc.(b)	183,549	6,927,139
ProPetro Holding Corp.(b)(c)	298,121	3,425,410
Ranger Energy Services, Inc., Class A	21,997	339,194
REX American Resources Corp.(b)	37,168	1,256,650
Riley Exploration Permian, Inc.(c)	17,699	496,457
Ring Energy, Inc.(b)	356,223	423,905
RPC, Inc.(c)	250,369	1,664,954
SandRidge Energy, Inc.(c)	45,355	718,877
SEACOR Marine Holdings, Inc.(b)(c)	19,218	128,376
Select Water Solutions, Inc., Class A	162,617	1,966,040
Solaris Energy Infrastructure, Inc., Class A(c)	25,065	1,383,337
Summit Midstream Corp.(b)(c)	11,831	339,668
Talos Energy, Inc.(b)(c)	324,580	3,868,994
TETRA Technologies, Inc.(b)	161,005	1,835,457
Texas Pacific Land Corp.	14,588	5,081,876
Tidewater, Inc.(b)	46,802	2,924,657
Uranium Energy Corp.(b)(c)	76,970	1,326,963
VAALCO Energy, Inc.(c)	126,362	649,501
Valaris Ltd.(b)(c)	95,266	5,499,706
Viper Energy, Inc., Class A(c)	37,855	1,602,781
Vitesse Energy, Inc.(c)	42,435	889,438
W&T Offshore, Inc.	249,383	541,161
		127,412,370
Financials-15.32%
1st Source Corp.	13,564	913,264
Acadian Asset Management, Inc.	38,235	2,118,984
ACNB Corp.	4,125	208,395
Adamas Trust, Inc.(c)	106,002	848,016
Affirm Holdings, Inc.(b)	40,634	2,450,230
Alerus Financial Corp.(c)	12,102	297,951
Amalgamated Financial Corp.	24,157	938,258
Amerant Bancorp, Inc.	36,035	781,959
Ameris Bancorp	67,685	5,456,765
AMERISAFE, Inc.(c)	18,246	686,232
Ames National Corp.(c)	1,931	50,399
Angel Oak Mortgage REIT, Inc.	16,259	145,843
Apollo Commercial Real Estate Finance, Inc.	156,632	1,693,192
Ares Commercial Real Estate Corp.(c)	83,272	433,847
ARMOUR Residential REIT, Inc.(c)	94,493	1,644,178
Arrow Financial Corp.	6,353	214,795
Artisan Partners Asset Management, Inc., Class A(c)	81,492	3,628,024
Atlantic Union Bankshares Corp., Class B	254,774	9,895,422
Atlanticus Holdings Corp.(b)(c)	8,738	451,143
Axos Financial, Inc.(b)(c)	53,371	5,283,195
Baldwin Insurance Group, Inc. (The), Class A(b)(c)	16,024	351,246
Banc of California, Inc.	205,151	4,098,917
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Financials-(continued)
BancFirst Corp.(c)	16,074	$1,767,336
Bancorp, Inc. (The)(b)(c)	39,196	2,329,810
Bank First Corp.(c)	7,059	985,013
Bank of Hawaii Corp.(c)	61,830	4,623,647
Bank of Marin Bancorp	11,863	318,522
Bankwell Financial Group, Inc.(c)	3,084	148,618
Banner Corp.	34,884	2,157,227
Bar Harbor Bankshares	7,574	256,834
BayCom Corp.(c)	3,470	101,255
BCB Bancorp, Inc.(c)	11,710	92,392
Beacon Financial Corp.(c)	123,416	3,498,844
BGC Group, Inc., Class A	323,707	2,948,971
Blue Owl Capital, Inc.(c)	83,743	1,142,255
BOK Financial Corp.(c)	33,397	4,339,606
BRC Group Holdings, Inc.(b)(c)	147,230	1,230,843
Bridgewater Bancshares, Inc.(b)	11,361	218,245
BrightSpire Capital, Inc.(c)	105,410	630,352
Burke & Herbert Financial Services Corp.	6,671	436,817
Business First Bancshares, Inc.	17,118	482,214
Byline Bancorp, Inc.	28,060	895,956
C&F Financial Corp.(c)	1,409	106,098
Camden National Corp.	11,768	559,804
Cantaloupe, Inc.(b)(c)	47,005	504,834
Capital City Bank Group, Inc.(c)	5,459	227,968
Capitol Federal Financial, Inc.	120,807	879,475
Carter Bankshares, Inc.(b)	11,378	243,603
Cass Information Systems, Inc.(c)	9,582	430,807
Central Pacific Financial Corp.	25,661	835,779
Chemung Financial Corp.	1,471	89,393
Chicago Atlantic Real Estate Finance, Inc.(c)	19,483	241,589
ChoiceOne Financial Services, Inc.(c)	9,886	283,629
Citizens & Northern Corp.(c)	5,989	136,310
Citizens Financial Services, Inc.	2,034	128,650
City Holding Co.(c)	12,334	1,518,192
Civista Bancshares, Inc.	10,366	250,132
Claros Mortgage Trust, Inc.(b)(c)	101,347	277,691
CNA Financial Corp.(c)	53,359	2,553,762
CNB Financial Corp.(c)	16,953	469,598
Coastal Financial Corp.(b)(c)	6,980	668,544
Cohen & Steers, Inc.(c)	33,950	2,181,627
Colony Bankcorp, Inc.	9,421	183,333
Columbia Financial, Inc.(b)(c)	20,526	333,958
Community Financial System, Inc.(c)	38,716	2,419,750
Community Trust Bancorp, Inc.	9,667	596,454
Community West Bancshares, Class B	7,760	186,007
ConnectOne Bancorp, Inc.(c)	46,931	1,249,303
Crawford & Co., Class A(c)	9,572	103,856
Credit Acceptance Corp.(b)(c)	13,911	6,931,017
Customers Bancorp, Inc.(b)	48,452	3,828,677
CVB Financial Corp.(c)	125,891	2,481,312
Diamond Hill Investment Group, Inc.	3,107	532,384
DigitalBridge Group, Inc.(c)	399,203	6,143,734
Dime Community Bancshares, Inc., Class B	41,447	1,410,027
Donegal Group, Inc., Class A	18,872	352,340
Donnelley Financial Solutions, Inc.(b)(c)	37,939	1,963,343
Dynex Capital, Inc.(c)	171,691	2,383,071
Eagle Bancorp, Inc.	62,829	1,681,304
Eastern Bankshares, Inc.(c)	215,094	4,406,201
eHealth, Inc.(b)(c)	49,192	139,213
Ellington Financial, Inc.	160,316	2,060,061
	Shares	Value
Financials-(continued)
Employers Holdings, Inc.(c)	24,556	$1,071,133
Enact Holdings, Inc.(c)	52,501	2,087,965
Encore Capital Group, Inc.(b)(c)	38,696	2,136,019
Enova International, Inc.(b)	42,599	7,036,077
Enterprise Financial Services Corp.(c)	26,753	1,534,285
Equity Bancshares, Inc., Class A(c)	11,369	524,338
Erie Indemnity Co., Class A(c)	16,374	4,634,006
EZCORP, Inc., Class A(b)(c)	117,978	2,530,628
F&G Annuities & Life, Inc.(c)	26,372	777,710
Farmers & Merchants Bancorp, Inc.	2,493	66,887
Farmers National Banc Corp.	16,958	220,115
FB Financial Corp.	44,110	2,537,648
Federal Agricultural Mortgage Corp., Class C(c)	8,412	1,424,152
Financial Institutions, Inc.	20,873	687,557
First Bancorp, Inc. (The)	3,870	105,844
First Bancorp/Southern Pines NC(c)	33,920	1,964,986
First Bank	6,518	108,720
First Busey Corp.(c)	91,028	2,243,840
First Business Financial Services, Inc.	5,243	300,529
First Commonwealth Financial Corp.	98,051	1,767,860
First Community Bankshares, Inc.	6,770	243,855
First Financial Bancorp(c)	67,943	1,952,682
First Financial Bankshares, Inc.(c)	79,231	2,521,130
First Financial Corp.	9,113	593,803
First Foundation, Inc.(b)(c)	124,404	781,257
First Internet Bancorp	7,519	163,839
First Merchants Corp.(c)	40,900	1,626,184
First Mid Bancshares, Inc.	9,390	395,319
FirstSun Capital Bancorp(b)(c)	14,518	573,171
Five Star Bancorp	7,991	316,603
Flushing Financial Corp.	45,395	716,787
Flywire Corp.(b)	108,003	1,360,838
Franklin BSP Realty Trust, Inc.	83,739	859,162
FS Bancorp, Inc.	2,336	98,065
Fulton Financial Corp.	229,895	4,747,332
GCM Grosvenor, Inc., Class A	51,003	577,354
German American Bancorp, Inc.	17,083	718,682
Granite Point Mortgage Trust, Inc.	57,668	122,833
Great Southern Bancorp, Inc.	6,629	406,888
Green Dot Corp., Class A(b)	96,743	1,178,330
Hamilton Lane, Inc., Class A	13,522	1,909,847
Hanmi Financial Corp.	26,857	713,590
HBT Financial, Inc.(c)	5,872	158,427
HCI Group, Inc.(c)	6,247	991,211
Heritage Commerce Corp.	64,256	817,979
Heritage Financial Corp.(c)	29,990	774,042
Heritage Insurance Holdings, Inc.(b)(c)	25,785	672,215
Hilltop Holdings, Inc.	61,991	2,321,563
Hingham Institution for Savings (The)(c)	2,510	749,109
Home Bancorp, Inc.	4,288	255,951
HomeTrust Bancshares, Inc.	7,493	323,098
Hope Bancorp, Inc.	137,672	1,649,311
Horace Mann Educators Corp.	36,677	1,643,496
Horizon Bancorp, Inc.	32,331	569,672
Independent Bank Corp.	52,625	4,251,047
Independent Bank Corp.	16,322	573,718
Interactive Brokers Group, Inc., Class A	57,156	4,279,841
International Bancshares Corp.(c)	36,641	2,551,679
International Money Express, Inc.(b)	44,651	690,304
Invesco Mortgage Capital, Inc.(c)(e)	67,032	575,805
Investar Holding Corp.	5,462	155,394
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Financials-(continued)
Investors Title Co.(c)	2,938	$762,176
Kearny Financial Corp.	52,343	407,752
Kinsale Capital Group, Inc.(c)	6,286	2,488,502
KKR Real Estate Finance Trust, Inc.(c)	93,799	776,656
Ladder Capital Corp.(c)	112,810	1,237,526
Lakeland Financial Corp.(c)	23,731	1,414,368
LCNB Corp.	2,461	42,108
Lemonade, Inc.(b)	17,221	1,493,577
LendingClub Corp.(b)(c)	189,896	3,211,141
LendingTree, Inc.(b)(c)	25,657	1,453,726
Live Oak Bancshares, Inc.(c)	37,943	1,516,202
loanDepot, Inc., Class A(b)	299,025	651,874
MarketAxess Holdings, Inc.	31,673	5,360,022
Marqeta, Inc., Class A(b)(c)	563,293	2,326,400
MBIA, Inc.(b)(c)	46,285	296,224
Mechanics Bancorp(c)	22,333	334,772
Medallion Financial Corp.(c)	8,621	88,710
Mercantile Bank Corp.	10,616	551,820
Merchants Bancorp(c)	25,895	1,073,607
Mercury General Corp.	51,307	4,493,980
Meridian Corp.	8,857	167,663
MetroCity Bankshares, Inc.	6,417	180,767
Metropolitan Bank Holding Corp.	14,877	1,377,610
MFA Financial, Inc.(c)	181,720	1,751,781
Mid Penn Bancorp, Inc.(c)	14,910	491,881
Middlefield Banc Corp.	1,861	62,418
Midland States Bancorp, Inc.(c)	19,942	455,675
MidWestOne Financial Group, Inc.	19,015	880,775
Morningstar, Inc.	17,476	3,531,725
MVB Financial Corp.(c)	5,308	149,898
National Bank Holdings Corp., Class A	40,494	1,627,049
National Bankshares, Inc.(c)	1,394	50,756
NB Bancorp, Inc.	37,226	808,549
NBT Bancorp, Inc.(c)	36,039	1,601,213
Nelnet, Inc., Class A	10,259	1,353,162
NerdWallet, Inc., Class A(b)(c)	70,488	850,085
NewtekOne, Inc.(c)	33,999	458,646
Nexpoint Real Estate Finance, Inc.(c)	7,447	109,992
Nicolet Bankshares, Inc.(c)	11,443	1,670,449
NMI Holdings, Inc., Class A(b)(c)	79,981	3,096,864
Northeast Bank(c)	7,283	839,220
Northeast Community Bancorp, Inc.(c)	7,436	175,490
Northfield Bancorp, Inc.	28,435	350,319
Northrim BanCorp, Inc.	27,332	643,942
Northwest Bancshares, Inc.	127,255	1,639,044
Norwood Financial Corp.	3,480	105,896
OceanFirst Financial Corp.	53,240	998,250
Octave Specialty Group, Inc.(b)	118,079	669,508
Old Second Bancorp, Inc.	40,751	808,500
Onity Group, Inc.(b)(c)	6,410	289,860
Open Lending Corp., Class A(b)(c)	249,005	445,719
Oportun Financial Corp.(b)(c)	60,728	329,146
Oppenheimer Holdings, Inc., Class A	6,103	512,835
Orchid Island Capital, Inc.	206,878	1,613,648
Origin Bancorp, Inc.	23,267	996,526
Orrstown Financial Services, Inc.	19,580	705,272
Oscar Health, Inc., Class A(b)(c)	137,447	1,972,364
P10, Inc., Class A(c)	39,721	428,192
Palomar Holdings, Inc.(b)	7,623	942,127
Park National Corp.(c)	8,919	1,453,262
Parke Bancorp, Inc.	3,820	104,324
Pathward Financial, Inc.	24,758	2,235,400
	Shares	Value
Financials-(continued)
Paymentus Holdings, Inc., Class A(b)	12,360	$330,383
Payoneer Global, Inc.(b)	197,984	1,265,118
Paysafe Ltd.(b)(c)	47,029	322,619
PCB Bancorp	4,123	92,520
Peapack-Gladstone Financial Corp.	15,383	487,949
PennyMac Mortgage Investment Trust(c)	132,129	1,563,086
Peoples Bancorp, Inc.	26,363	857,325
Peoples Financial Services Corp.(c)	3,848	200,481
Perella Weinberg Partners(c)	33,953	757,491
Piper Sandler Cos.(c)	18,013	6,238,803
PJT Partners, Inc., Class A(c)	11,696	2,023,759
PRA Group, Inc.(b)	46,913	600,017
Preferred Bank	14,731	1,263,478
Primis Financial Corp.	12,324	166,128
ProAssurance Corp.(b)	73,532	1,780,945
Provident Financial Services, Inc.	105,150	2,328,021
QCR Holdings, Inc.(c)	15,419	1,391,719
RBB Bancorp(c)	7,663	158,931
Ready Capital Corp.(c)	340,106	724,426
Redwood Trust, Inc.(c)	144,162	790,008
Regional Management Corp.	7,447	275,911
Remitly Global, Inc.(b)(c)	88,594	1,171,213
Renasant Corp.	110,657	4,172,875
Repay Holdings Corp., Class A(b)(c)	165,417	577,305
Republic Bancorp, Inc., Class A(c)	4,461	323,913
RLI Corp.(c)	85,734	5,009,438
Rocket Cos., Inc., Class A	224,873	4,031,973
Ryan Specialty Holdings, Inc., Class A(c)	18,104	874,061
S&T Bancorp, Inc.(c)	25,706	1,096,104
Safety Insurance Group, Inc.	9,723	765,200
Seacoast Banking Corp. of Florida	80,177	2,681,119
Security National Financial Corp., Class A(b)	5,118	45,141
Selectquote, Inc.(b)	188,601	267,813
ServisFirst Bancshares, Inc.	34,418	2,817,113
Seven Hills Realty Trust	12,244	105,543
Shift4 Payments, Inc., Class A(b)(c)	17,751	1,048,019
Shore Bancshares, Inc.	22,788	432,288
Sierra Bancorp(c)	6,395	226,447
Skyward Specialty Insurance Group, Inc.(b)	23,041	1,028,089
SmartFinancial, Inc.	9,184	366,625
SoFi Technologies, Inc.(b)(c)	325,172	7,417,173
South Plains Financial, Inc.	6,071	252,918
Southern First Bancshares, Inc.(b)(c)	3,401	186,851
Southern Missouri Bancorp, Inc.	6,564	410,709
Southside Bancshares, Inc.	18,759	603,852
Stellar Bancorp, Inc.	36,374	1,350,930
StepStone Group, Inc., Class A	15,610	1,103,471
Stewart Information Services Corp.	28,995	1,955,133
Stock Yards Bancorp, Inc.(c)	17,594	1,190,938
Texas Capital Bancshares, Inc.(b)(c)	67,379	6,816,733
TFS Financial Corp.(c)	49,980	703,468
Third Coast Bancshares, Inc.(b)(c)	10,412	422,311
Timberland Bancorp, Inc.	1,298	50,544
Tiptree, Inc.(c)	21,624	386,637
Toast, Inc., Class A(b)	117,994	3,670,793
Tompkins Financial Corp.	7,336	587,760
Towne Bank	39,631	1,387,085
TPG Mortgage Investment Trust, Inc.	32,211	277,015
TPG RE Finance Trust, Inc.(c)	87,608	791,100
TPG, Inc.(c)	54,078	3,185,735
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Financials-(continued)
Tradeweb Markets, Inc., Class A	49,633	$5,115,673
TriCo Bancshares(c)	16,193	806,735
Triumph Financial, Inc.(b)(c)	32,206	2,031,877
Trupanion, Inc.(b)(c)	26,366	843,448
TrustCo Bank Corp.	14,502	629,387
Trustmark Corp.	47,780	2,031,606
Two Harbors Investment Corp.(c)	269,067	3,086,198
UMB Financial Corp.	61,393	7,805,506
United Community Banks, Inc.(c)	109,564	3,772,289
United Fire Group, Inc.	17,896	643,182
Unity Bancorp, Inc.(c)	7,497	404,538
Universal Insurance Holdings, Inc.	31,625	962,981
Univest Financial Corp.	17,475	579,121
Upstart Holdings, Inc.(b)(c)	40,866	1,603,990
UWM Holdings Corp.	118,213	580,426
Victory Capital Holdings, Inc., Class A(c)	55,320	3,901,720
Virtus Investment Partners, Inc.	9,463	1,544,835
WaFd, Inc.(c)	81,859	2,670,241
Walker & Dunlop, Inc.	35,517	2,233,664
Washington Trust Bancorp, Inc.	26,260	902,556
Waterstone Financial, Inc.	8,310	151,990
WesBanco, Inc.(c)	102,801	3,627,847
West Bancorporation, Inc.	5,400	128,142
Westamerica Bancorporation	21,670	1,096,069
Western New England Bancorp, Inc.	10,178	136,691
Westwood Holdings Group, Inc.	1,806	33,068
WisdomTree, Inc.(c)	154,671	2,505,670
World Acceptance Corp.(b)(c)	6,899	836,504
WSFS Financial Corp.	48,728	3,154,163
		409,657,169
Health Care-18.27%
10X Genomics, Inc., Class A(b)(c)	251,225	5,074,745
4D Molecular Therapeutics, Inc.(b)(c)	98,314	871,062
Acadia Pharmaceuticals, Inc.(b)	145,147	3,647,544
Accuray, Inc.(b)	128,836	104,009
Aclaris Therapeutics, Inc.(b)(c)	134,653	472,632
AdaptHealth Corp.(b)(c)	185,662	1,865,903
Adaptive Biotechnologies Corp.(b)	139,637	2,583,284
Addus HomeCare Corp.(b)(c)	22,765	2,355,722
agilon health, inc.(b)	810,708	674,671
Agios Pharmaceuticals, Inc.(b)	101,266	2,778,739
Akebia Therapeutics, Inc.(b)(c)	453,657	639,656
Aldeyra Therapeutics, Inc.(b)(c)	107,820	577,915
Alector, Inc.(b)	147,297	278,391
Alignment Healthcare, Inc.(b)	40,302	908,004
Allogene Therapeutics, Inc.(b)(c)	461,171	848,555
Altimmune, Inc.(b)(c)	154,345	864,332
Alumis, Inc.(b)	120,462	2,952,524
Alvotech S.A. (Luxembourg)(b)	57,082	306,530
American Well Corp., Class A(b)	9,536	43,389
Amicus Therapeutics, Inc.(b)	343,845	4,913,545
Amneal Pharmaceuticals, Inc.(b)(c)	206,734	2,828,121
Amphastar Pharmaceuticals, Inc.(b)(c)	60,531	1,603,466
Amylyx Pharmaceuticals, Inc.(b)(c)	127,835	1,826,762
AnaptysBio, Inc.(b)(c)	35,887	1,701,403
AngioDynamics, Inc.(b)(c)	80,454	833,503
ANI Pharmaceuticals, Inc.(b)(c)	15,265	1,249,440
Anika Therapeutics, Inc.(b)	14,647	135,192
Annexon, Inc.(b)(c)	231,742	1,446,070
Apellis Pharmaceuticals, Inc.(b)(c)	127,956	2,889,246
Apogee Therapeutics, Inc.(b)(c)	11,046	723,623
Arbutus Biopharma Corp.(b)(c)	133,540	551,520
	Shares	Value
Health Care-(continued)
Arcellx, Inc.(b)(c)	15,361	$1,049,310
Arcturus Therapeutics Holdings, Inc.(b)(c)	87,407	652,930
Arcus Biosciences, Inc.(b)(c)	126,253	2,656,363
Arcutis Biotherapeutics, Inc.(b)	65,610	1,664,526
Ardelyx, Inc.(b)(c)	146,325	1,125,239
Ardent Health, Inc.(b)(c)	54,566	445,804
Arrowhead Pharmaceuticals, Inc.(b)	119,369	8,275,853
Artivion, Inc.(b)	28,621	1,166,878
Arvinas, Inc.(b)	257,318	3,442,915
Astrana Health, Inc.(b)(c)	50,696	1,152,827
Atea Pharmaceuticals, Inc.(b)(c)	59,591	252,666
AtriCure, Inc.(b)(c)	43,105	1,591,868
Avanos Medical, Inc.(b)	75,049	999,653
Avidity Biosciences, Inc.(b)	34,055	2,471,371
Axogen, Inc.(b)(c)	31,116	1,084,393
Axsome Therapeutics, Inc.(b)	5,869	1,081,363
Azenta, Inc.(b)(c)	102,480	3,984,422
Beam Therapeutics, Inc.(b)(c)	151,782	4,192,219
BioCryst Pharmaceuticals, Inc.(b)(c)	191,506	1,260,109
Biohaven Ltd.(b)	147,085	1,740,016
BioLife Solutions, Inc.(b)	27,619	602,094
Bio-Techne Corp.(c)	125,637	8,052,075
Black Diamond Therapeutics, Inc.(b)	128,180	319,168
BridgeBio Pharma, Inc.(b)(c)	62,338	4,816,857
BrightSpring Health Services, Inc.(b)	65,422	2,569,122
Bristol-Myers Squibb Co., Rts., expiring 01/23/2031(b)(c)(f)	23,541	0
Brookdale Senior Living, Inc.(b)	358,809	5,382,135
Butterfly Network, Inc.(b)(c)	275,358	1,090,418
C4 Therapeutics, Inc.(b)	240,982	457,866
Cabaletta Bio, Inc.(b)(c)	183,818	472,412
CareDx, Inc.(b)(c)	80,565	1,655,611
Castle Biosciences, Inc.(b)	40,015	1,576,191
Catalyst Pharmaceuticals, Inc.(b)(c)	64,813	1,574,956
Celldex Therapeutics, Inc.(b)(c)	50,654	1,246,088
Certara, Inc.(b)(c)	149,030	1,309,974
Cerus Corp.(b)	191,505	446,207
Chinook Therapeutics, Inc.(b)(c)(f)	14,882	0
Claritev Corp.(b)(c)	18,197	494,230
Clover Health Investments Corp.(b)(c)	580,583	1,300,506
Codexis, Inc.(b)	110,823	137,421
Cogent Biosciences, Inc.(b)(c)	102,330	3,674,670
Coherus Oncology, Inc.(b)(c)	277,812	600,074
Collegium Pharmaceutical, Inc.(b)	42,579	1,955,228
Community Health Systems, Inc.(b)(c)	363,598	1,167,150
Concentra Group Holdings Parent, Inc.	119,546	2,651,530
CONMED Corp.(c)	61,202	2,349,545
Corcept Therapeutics, Inc.(b)	56,545	2,254,449
CorVel Corp.(b)	15,881	1,105,794
Crinetics Pharmaceuticals, Inc.(b)(c)	42,642	2,129,541
Cross Country Healthcare, Inc.(b)(c)	55,500	517,260
CryoPort, Inc.(b)(c)	66,791	635,182
Cullinan Therapeutics, Inc.(b)(c)	80,859	967,074
Cytek Biosciences, Inc.(b)	135,111	675,555
Cytokinetics, Inc.(b)(c)	40,121	2,535,246
Day One Biopharmaceuticals, Inc.(b)(c)	83,882	936,123
Definitive Healthcare Corp.(b)	79,398	184,203
Denali Therapeutics, Inc.(b)(c)	200,957	4,368,805
Dianthus Therapeutics, Inc.(b)(c)	20,065	1,071,270
Disc Medicine, Inc.(b)(c)	8,230	636,344
DocGo, Inc.(b)(c)	116,696	89,459
Doximity, Inc., Class A(b)(c)	27,027	1,012,702
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Health Care-(continued)
Dynavax Technologies Corp.(b)(c)	153,160	$2,371,683
Dyne Therapeutics, Inc.(b)(c)	64,619	1,156,034
Edgewise Therapeutics, Inc.(b)(c)	33,740	949,781
Embecta Corp.(c)	71,626	759,952
Emergent BioSolutions, Inc.(b)(c)	164,852	1,869,422
Enanta Pharmaceuticals, Inc.(b)(c)	52,838	681,610
Enhabit, Inc.(b)(c)	67,017	712,391
Ensign Group, Inc. (The)(c)	39,378	6,759,627
Entrada Therapeutics, Inc.(b)(c)	25,311	289,558
Erasca, Inc.(b)(c)	212,262	2,230,874
Esperion Therapeutics, Inc.(b)(c)	612,025	2,074,765
Evolent Health, Inc., Class A(b)(c)	311,866	1,001,090
EyePoint, Inc.(b)(c)	80,292	1,085,548
Fate Therapeutics, Inc.(b)(c)	294,903	350,935
Fulcrum Therapeutics, Inc.(b)(c)	84,823	910,151
Fulgent Genetics, Inc.(b)(c)	46,071	1,207,060
GeneDx Holdings Corp.(b)(c)	6,966	670,547
Geron Corp.(b)	689,691	944,877
Ginkgo Bioworks Holdings, Inc.(b)(c)	239,404	2,147,454
Glaukos Corp.(b)	18,102	2,161,017
GoodRx Holdings, Inc., Class A(b)(c)	164,782	374,055
Gossamer Bio., Inc.(b)(c)	335,565	765,088
GRAIL, Inc.(b)(c)	118,023	11,545,010
Guardant Health, Inc.(b)	46,759	5,332,396
Haemonetics Corp.(b)	72,455	4,829,850
Halozyme Therapeutics, Inc.(b)(c)	70,863	5,081,586
Harmony Biosciences Holdings, Inc.(b)(c)	37,357	1,364,278
Health Catalyst, Inc.(b)(c)	98,328	211,405
HealthEquity, Inc.(b)	56,647	4,852,948
HealthStream, Inc.(c)	23,327	519,959
Heron Therapeutics, Inc.(b)(c)	216,875	286,275
Hims & Hers Health, Inc.(b)(c)	18,894	511,838
ICU Medical, Inc.(b)(c)	37,526	5,625,147
Ideaya Biosciences, Inc.(b)(c)	56,914	1,832,062
Immunovant, Inc.(b)(c)	39,151	1,017,926
Inhibrx Biosciences, Inc.(b)(c)	14,509	1,106,601
Innoviva, Inc.(b)	106,084	2,121,680
Inogen, Inc.(b)	34,823	205,456
Inotiv, Inc.(b)(c)	85,867	42,959
Insmed, Inc.(b)	29,951	4,698,413
Inspire Medical Systems, Inc.(b)(c)	16,209	1,228,318
Insulet Corp.(b)	12,225	3,127,277
Integer Holdings Corp.(b)	49,907	4,334,922
Integra LifeSciences Holdings Corp.(b)	138,872	1,547,034
Intellia Therapeutics, Inc.(b)(c)	371,551	4,885,896
Invivyd, Inc.(b)	279,151	485,723
Ionis Pharmaceuticals, Inc.(b)(c)	173,365	14,332,085
Iovance Biotherapeutics, Inc.(b)(c)	1,045,514	2,666,061
IRhythm Holdings, Inc.(b)	8,011	1,237,780
Ironwood Pharmaceuticals, Inc.(b)	324,679	1,587,680
KalVista Pharmaceuticals, Inc.(b)(c)	50,758	792,332
Keros Therapeutics, Inc.(b)	59,173	1,059,788
Kiniksa Pharmaceuticals International PLC(b)	29,607	1,300,339
Kodiak Sciences, Inc.(b)(c)	68,253	1,554,121
Krystal Biotech, Inc.(b)(c)	6,419	1,792,442
Kura Oncology, Inc.(b)(c)	151,666	1,231,528
Kymera Therapeutics, Inc.(b)(c)	28,994	2,107,574
Lantheus Holdings, Inc.(b)(c)	53,226	3,561,884
LeMaitre Vascular, Inc.(c)	11,588	984,632
Lexicon Pharmaceuticals, Inc.(b)(c)	551,312	639,522
LifeStance Health Group, Inc.(b)(c)	118,725	839,386
	Shares	Value
Health Care-(continued)
Ligand Pharmaceuticals, Inc.(b)(c)	15,292	$2,937,593
LivaNova PLC(b)	90,077	5,918,960
Lyell Immunopharma, Inc.(b)	6,221	149,304
MacroGenics, Inc.(b)(c)	110,661	202,510
Madrigal Pharmaceuticals, Inc.(b)	4,538	2,220,489
Maravai LifeSciences Holdings, Inc., Class A(b)(c)	273,494	918,940
Medpace Holdings, Inc.(b)	6,934	4,038,916
MeiraGTx Holdings PLC(b)(c)	56,649	431,099
Merit Medical Systems, Inc.(b)(c)	47,713	3,869,047
Mesa Laboratories, Inc.(c)	7,941	625,433
Mirum Pharmaceuticals, Inc.(b)(c)	18,643	1,924,330
Monte Rosa Therapeutics, Inc.(b)(c)	78,088	1,602,366
Myriad Genetics, Inc.(b)(c)	216,440	1,216,393
Natera, Inc.(b)	20,970	4,847,006
National HealthCare Corp.	9,020	1,290,852
National Research Corp.(c)	14,729	299,588
Nektar Therapeutics(b)(c)	58,595	2,187,351
Neogen Corp.(b)	696,619	7,119,446
NeoGenomics, Inc.(b)(c)	213,360	2,573,122
Neumora Therapeutics, Inc.(b)	218,686	435,185
Nkarta, Inc.(b)	140,304	311,475
Novo Nordisk A/S (Denmark)(b)(c)(f)	22,130	0
Nurix Therapeutics, Inc.(b)(c)	109,991	1,817,051
Nuvalent, Inc., Class A(b)(c)	9,547	982,291
Nuvation Bio, Inc.(b)(c)	344,043	1,802,785
Ocular Therapeutix, Inc.(b)	58,054	530,614
Olema Pharmaceuticals, Inc.(b)(c)	111,087	2,857,158
Omeros Corp.(b)(c)	117,014	1,367,894
OmniAb, Inc.(b)	98,068	178,484
OmniAb, Inc., Rts., expiring 11/02/2027(b)(c)(f)	4,734	0
OmniAb, Inc., Rts., expiring 11/02/2027(b)(f)	4,734	0
Omnicell, Inc.(b)(c)	79,945	3,877,332
OPKO Health, Inc.(b)(c)	489,055	616,209
OraSure Technologies, Inc.(b)(c)	102,658	286,416
Organogenesis Holdings, Inc.(b)	128,449	513,796
ORIC Pharmaceuticals, Inc.(b)(c)	68,341	701,179
Orthofix Medical, Inc.(b)	43,177	571,232
OrthoPediatrics Corp.(b)(c)	21,587	376,909
Pacific Biosciences of California, Inc.(b)	1,262,848	2,854,036
Pacira BioSciences, Inc.(b)(c)	95,673	1,965,123
PDL BioPharma, Inc.(b)(f)	526,601	221,172
Pediatrix Medical Group, Inc.(b)(c)	99,397	2,125,108
Pennant Group, Inc. (The)(b)	19,635	542,319
Penumbra, Inc.(b)	13,802	4,943,462
Phibro Animal Health Corp., Class A	31,806	1,277,011
Phreesia, Inc.(b)(c)	47,588	639,107
Pliant Therapeutics, Inc.(b)(c)	113,474	137,304
Praxis Precision Medicines, Inc.(b)(c)	12,491	3,922,174
Prestige Consumer Healthcare, Inc.(b)(c)	59,686	3,847,956
Privia Health Group, Inc.(b)	88,367	2,051,882
PROCEPT BioRobotics Corp.(b)(c)	13,852	401,154
Progyny, Inc.(b)	77,332	1,845,915
Protagonist Therapeutics, Inc.(b)	26,266	2,148,559
PTC Therapeutics, Inc.(b)	89,280	6,743,318
Puma Biotechnology, Inc.(b)(c)	60,180	389,966
Quanterix Corp.(b)(c)	92,485	586,355
Quantum-Si, Inc.(b)(c)	342,066	386,535
RadNet, Inc.(b)	29,086	2,038,929
RAPT Therapeutics, Inc.(b)(c)	18,061	1,041,758
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Health Care-(continued)
Recursion Pharmaceuticals, Inc., Class A(b)(c)	269,658	$1,129,867
REGENXBIO, Inc.(b)(c)	127,544	1,423,391
Relay Therapeutics, Inc.(b)(c)	334,618	2,563,174
Repligen Corp.(b)	30,680	4,582,672
Replimune Group, Inc.(b)(c)	132,394	930,730
Revolution Medicines, Inc.(b)(c)	84,727	8,214,283
Rhythm Pharmaceuticals, Inc.(b)(c)	16,153	1,656,006
Rigel Pharmaceuticals, Inc.(b)(c)	18,746	653,486
Rocket Pharmaceuticals, Inc.(b)(c)	270,619	941,754
Roivant Sciences Ltd.(b)	535,146	11,569,856
Sana Biotechnology, Inc.(b)(c)	444,158	1,967,620
Sangamo Therapeutics, Inc.(b)(c)	868,134	464,886
Savara, Inc.(b)	131,665	710,991
Scholar Rock Holding Corp.(b)(c)	29,182	1,293,930
Schrodinger, Inc.(b)(c)	72,401	1,011,442
Seer, Inc.(b)	26,036	47,386
Select Medical Holdings Corp.	166,749	2,509,572
Seres Therapeutics, Inc.(b)(c)	14,291	213,222
SI-BONE, Inc.(b)	26,291	435,905
SIGA Technologies, Inc.(c)	70,697	473,670
Simulations Plus, Inc.(b)(c)	21,332	360,297
Solid Biosciences, Inc.(b)(c)	115,465	745,904
Sotera Health Co.(b)	98,712	1,788,661
Spyre Therapeutics, Inc.(b)(c)	26,811	857,416
STAAR Surgical Co., (Acquired 03/20/2020 - 01/29/2026; Cost $1,862,358)(b)(c)(g)	64,425	1,220,854
Stoke Therapeutics, Inc.(b)(c)	44,126	1,338,783
Supernus Pharmaceuticals, Inc.(b)	69,449	3,344,664
Surgery Partners, Inc.(b)(c)	132,600	1,970,436
Sutro Biopharma, Inc.(b)(c)	16,901	252,670
Syndax Pharmaceuticals, Inc.(b)(c)	107,615	2,185,661
Tactile Systems Technology, Inc.(b)(c)	34,247	988,368
Tandem Diabetes Care, Inc.(b)(c)	110,787	2,203,553
Tango Therapeutics, Inc.(b)(c)	116,628	1,354,051
Tarsus Pharmaceuticals, Inc.(b)	9,470	611,194
Taysha Gene Therapies, Inc.(b)(c)	188,203	848,796
Terns Pharmaceuticals, Inc.(b)	97,533	3,374,642
TG Therapeutics, Inc.(b)(c)	46,258	1,361,373
TransMedics Group, Inc.(b)(c)	4,445	595,519
Travere Therapeutics, Inc.(b)(c)	90,559	2,815,479
TruBridge, Inc.(b)(c)	20,582	398,262
Twist Bioscience Corp.(b)(c)	52,028	2,136,790
U.S. Physical Therapy, Inc.(c)	19,293	1,618,104
UFP Technologies, Inc.(b)(c)	4,657	1,169,559
Ultragenyx Pharmaceutical, Inc.(b)(c)	149,861	3,607,154
Utah Medical Products, Inc.	2,629	160,527
Vanda Pharmaceuticals, Inc.(b)	83,753	631,498
Varex Imaging Corp.(b)(c)	64,418	897,987
Vaxcyte, Inc.(b)(c)	59,826	3,204,879
Veracyte, Inc.(b)(c)	58,297	2,219,950
Verastem, Inc.(b)(c)	76,588	467,187
Vericel Corp.(b)(c)	16,094	579,062
Viking Therapeutics, Inc.(b)(c)	21,510	624,650
Vir Biotechnology, Inc.(b)(c)	201,589	1,499,822
Viridian Therapeutics, Inc.(b)(c)	50,570	1,668,810
Voyager Therapeutics, Inc.(b)(c)	82,068	320,065
WaVe Life Sciences Ltd.(b)	114,958	1,487,556
Waystar Holding Corp.(b)	58,812	1,562,047
Xencor, Inc.(b)(c)	130,081	1,572,679
	Shares	Value
Health Care-(continued)
Zentalis Pharmaceuticals, Inc.(b)	187,800	$456,354
Zymeworks, Inc.(b)(c)	82,768	1,864,763
		488,684,157
Industrials-18.54%
3D Systems Corp.(b)(c)	435,340	975,162
AAON, Inc.(c)	31,591	2,876,676
AAR Corp.(b)	49,180	5,208,654
ACCO Brands Corp.(c)	103,448	404,482
ACV Auctions, Inc., Class A(b)	70,733	552,425
Aebi Schmidt Holding AG (Switzerland)	32,464	475,273
AeroVironment, Inc.(b)(c)	13,806	3,843,452
AerSale Corp.(b)	58,338	436,952
Alamo Group, Inc.(c)	14,287	2,790,394
Albany International Corp., Class A	38,630	2,143,579
Allegiant Travel Co.(b)(c)	53,367	4,729,917
Allient, Inc.(c)	20,001	1,220,261
Alta Equipment Group, Inc.(c)	29,722	200,921
Amentum Holdings, Inc.(b)(c)	120,999	4,329,344
Ameresco, Inc., Class A(b)(c)	73,917	2,316,559
American Airlines Group, Inc.(b)	419,687	5,581,837
American Woodmark Corp.(b)	22,173	1,316,854
Apogee Enterprises, Inc.	37,039	1,375,258
Archer Aviation, Inc., Class A(b)(c)	103,569	744,661
Argan, Inc.	8,752	3,037,907
Armstrong World Industries, Inc.	33,450	6,146,103
Array Technologies, Inc.(b)(c)	136,023	1,540,460
Astec Industries, Inc.	23,438	1,141,899
Astronics Corp.(b)(c)	43,991	3,332,318
ATI, Inc.(b)	91,644	11,024,773
Atmus Filtration Technologies, Inc.	73,591	4,266,070
Axon Enterprise, Inc.(b)	7,359	3,558,665
AZZ, Inc.	34,378	4,272,842
Barrett Business Services, Inc.	24,591	934,458
Bloom Energy Corp., Class A(b)	52,569	7,957,370
BlueLinx Holdings, Inc.(b)(c)	14,140	983,578
Brady Corp., Class A(c)	30,948	2,676,074
BrightView Holdings, Inc.(b)	101,175	1,351,698
Brink’s Co. (The)	43,401	5,513,663
Cadre Holdings, Inc.	16,352	654,244
Carpenter Technology Corp.	25,391	8,070,022
Casella Waste Systems, Inc., Class A(b)	27,495	2,773,696
CBIZ, Inc.(b)(c)	59,266	2,332,117
CECO Environmental Corp.(b)(c)	22,952	1,547,653
Centuri Holdings, Inc.(b)(c)	22,042	608,359
ChargePoint Holdings, Inc.(b)(c)	104,728	627,321
Chart Industries, Inc.(b)(c)	31,823	6,598,181
Civeo Corp.(c)	10,603	268,468
Clarivate PLC(b)(c)	720,207	1,908,549
Columbus McKinnon Corp.	51,749	1,090,869
Concrete Pumping Holdings, Inc.(b)	23,497	135,813
Conduent, Inc.(b)	179,797	249,918
Construction Partners, Inc., Class A(b)(c)	21,893	2,405,603
Costamare Bulkers Holdings Ltd. (Monaco)(b)(c)	7,398	122,289
Covenant Logistics Group, Inc., Class A(c)	19,023	467,966
CRA International, Inc.	7,776	1,469,197
CSG Systems International, Inc.(c)	38,647	3,082,098
CSW Industrials, Inc.	9,149	2,470,047
Custom Truck One Source, Inc.(b)	116,695	737,512
Dayforce, Inc.(b)	86,312	5,978,832
Deluxe Corp.	48,975	1,292,940
DNOW, Inc.(b)	282,423	4,290,005
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Industrials-(continued)
Douglas Dynamics, Inc.(c)	26,727	$1,007,073
Ducommun, Inc.(b)(c)	16,234	1,840,124
DXP Enterprises, Inc.(b)	22,145	2,879,957
Eastern Co. (The)	1,296	24,235
Energy Recovery, Inc.(b)(c)	61,279	894,061
Enerpac Tool Group Corp.(c)	48,057	1,939,581
Ennis, Inc.(c)	26,727	520,909
Enovix Corp.(b)(c)	62,590	414,346
Enpro, Inc.	20,561	4,909,556
Enviri Corp.(b)(c)	116,265	2,199,734
ESCO Technologies, Inc.	18,382	4,194,221
Everus Construction Group, Inc.(b)(c)	71,110	6,292,524
ExlService Holdings, Inc.(b)	120,631	4,722,704
Exponent, Inc.(c)	41,890	3,010,634
Federal Signal Corp.	46,570	5,033,751
First Advantage Corp.(b)(c)	90,520	1,222,020
Fluence Energy, Inc.(b)	58,832	1,810,261
Forrester Research, Inc.(b)(c)	13,799	111,910
Forward Air Corp.(b)(c)	104,503	2,913,544
Franklin Covey Co.(b)(c)	16,296	331,950
Franklin Electric Co., Inc.	33,344	3,321,729
Frontier Group Holdings, Inc., Class H(b)(c)	172,986	802,655
FTAI Aviation Ltd.	32,520	8,855,846
FuelCell Energy, Inc.(b)	176,907	1,448,868
Genco Shipping & Trading Ltd.(c)	94,017	1,964,955
GEO Group, Inc. (The)(b)	283,942	4,537,393
Gibraltar Industries, Inc.(b)	37,796	1,937,423
Global Industrial Co.	16,501	504,271
Global Ship Lease, Inc., Class A (United Kingdom)	52,480	1,970,099
Gorman-Rupp Co. (The)	10,466	570,292
GrafTech International Ltd.(b)(c)	34,618	523,078
Granite Construction, Inc.(c)	69,877	8,436,949
Great Lakes Dredge & Dock Corp.(b)	66,940	1,002,761
Greenbrier Cos., Inc. (The)(c)	70,718	3,565,602
Griffon Corp.	49,761	4,053,033
Hayward Holdings, Inc.(b)(c)	246,434	3,977,445
Healthcare Services Group, Inc.(b)	104,336	1,963,604
Heartland Express, Inc.(c)	82,936	836,824
Helios Technologies, Inc.(c)	44,960	2,912,509
Hillman Solutions Corp.(b)(c)	201,546	1,888,486
HNI Corp.	86,811	4,148,698
Hudson Technologies, Inc.(b)	66,306	475,414
Hurco Cos., Inc.(b)(c)	2,808	46,444
Huron Consulting Group, Inc.(b)	16,884	2,853,396
Hyliion Holdings Corp.(b)(c)	188,546	386,519
Hyster-Yale, Inc.(c)	10,387	347,445
IBEX Holdings Ltd.(b)	17,417	647,912
ICF International, Inc.(c)	32,464	3,027,268
IES Holdings, Inc.(b)(c)	5,005	1,903,351
Insperity, Inc.(c)	65,866	2,814,454
Insteel Industries, Inc.	24,188	801,590
Interface, Inc.(c)	63,130	1,986,701
Janus International Group, Inc.(b)(c)	169,546	1,163,086
JBT Marel Corp.	37,607	5,915,957
Joby Aviation, Inc.(b)(c)	177,065	1,871,577
Kadant, Inc.	9,992	3,207,832
Kforce, Inc.(c)	26,564	938,506
Kratos Defense & Security Solutions, Inc.(b)	69,210	7,129,322
LB Foster Co., Class A(b)(c)	5,409	162,540
Legalzoom.com, Inc.(b)	119,340	1,060,933
	Shares	Value
Industrials-(continued)
Leonardo DRS, Inc.	54,045	$2,219,088
Limbach Holdings, Inc.(b)(c)	6,135	527,487
Lindsay Corp.	15,541	1,946,821
Liquidity Services, Inc.(b)(c)	26,063	834,016
Loar Holdings, Inc.(b)(c)	6,287	431,162
LSI Industries, Inc.	20,616	455,820
Luxfer Holdings PLC (United Kingdom)	19,596	296,683
Manitowoc Co., Inc. (The)(b)(c)	41,330	533,984
Marten Transport Ltd.	79,785	981,355
Matrix Service Co.(b)	30,717	439,867
Mayville Engineering Co., Inc.(b)(c)	18,738	367,265
McGrath RentCorp	21,951	2,451,707
Mercury Systems, Inc.(b)	78,019	7,324,424
Microvast Holdings, Inc.(b)(c)	233,324	611,309
Miller Industries, Inc.(c)	13,016	533,266
Mistras Group, Inc.(b)(c)	19,203	271,530
Modine Manufacturing Co.(b)(c)	38,705	7,147,265
Montrose Environmental Group, Inc.(b)(c)	36,417	811,371
MSA Safety, Inc.(c)	29,972	5,309,540
Mueller Water Products, Inc., Class A	155,486	4,209,006
MYR Group, Inc.(b)(c)	26,280	6,571,051
National Presto Industries, Inc.(c)	8,420	1,072,708
Nextpower, Inc., Class A(b)	58,442	6,842,974
NN, Inc.(b)	46,600	69,434
NPK International, Inc.(b)	115,891	1,600,455
NWPX Infrastructure, Inc.(b)(c)	9,775	659,324
OPENLANE, Inc.(b)	114,585	3,442,133
Orion Group Holdings, Inc.(b)	56,406	689,281
Pangaea Logistics Solutions Ltd.	32,416	274,888
Park Aerospace Corp.(c)	14,241	348,762
Park-Ohio Holdings Corp.	4,197	94,684
Parsons Corp.(b)(c)	64,760	4,537,086
Paycom Software, Inc.	29,851	4,022,422
Paylocity Holding Corp.(b)	11,968	1,615,441
Pitney Bowes, Inc.(c)	225,357	2,350,473
Planet Labs PBC(b)(c)	172,591	4,309,597
Plug Power, Inc.(b)(c)	3,186,319	6,739,065
Powell Industries, Inc.(c)	5,850	2,595,001
Preformed Line Products Co.(c)	6,239	1,565,615
Primoris Services Corp.(c)	72,841	10,798,678
Proto Labs, Inc.(b)	31,552	1,661,213
Quad/Graphics, Inc.(c)	37,619	230,228
Quanex Building Products Corp.(c)	65,690	1,229,717
Radiant Logistics, Inc.(b)	18,938	127,453
RBC Bearings, Inc.(b)	14,109	7,049,844
Resources Connection, Inc.(c)	51,726	234,319
REV Group, Inc.	84,143	5,376,738
Rocket Lab Corp.(b)	35,654	2,854,816
RXO, Inc.(b)(c)	244,245	3,561,092
Schneider National, Inc., Class B(c)	130,003	3,489,281
Shoals Technologies Group, Inc., Class A(b)(c)	253,515	2,393,182
Skillsoft Corp.(b)(c)	9,352	84,636
SPX Technologies, Inc.(b)	22,028	4,590,855
StandardAero, Inc.(b)	40,123	1,239,399
Standex International Corp.(c)	12,653	3,036,720
Sterling Infrastructure, Inc.(b)(c)	12,981	4,646,030
Stratasys Ltd.(b)(c)	81,769	874,928
Sun Country Airlines Holdings, Inc.(b)(c)	125,684	2,204,497
TaskUS, Inc., Class A (Philippines)(b)(c)	29,806	321,905
Tecnoglass, Inc.(c)	17,855	873,288
Tennant Co.(c)	19,333	1,471,048
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Industrials-(continued)
Thermon Group Holdings, Inc.(b)(c)	26,244	$1,187,541
Titan International, Inc.(b)(c)	95,693	912,911
Titan Machinery, Inc.(b)(c)	34,628	563,398
Transcat, Inc.(b)(c)	8,965	540,679
Trex Co., Inc.(b)(c)	130,237	5,394,417
Trinity Industries, Inc.(c)	90,504	2,601,085
TrueBlue, Inc.(b)(c)	33,783	181,077
TTEC Holdings, Inc.(b)(c)	46,265	147,585
Tutor Perini Corp.	87,067	6,868,716
Twin Disc, Inc.	7,274	125,040
UL Solutions, Inc., Class A(c)	29,067	2,041,375
UniFirst Corp.(c)	18,722	4,025,230
Universal Logistics Holdings, Inc.(c)	8,152	130,514
Upwork, Inc.(b)(c)	119,379	2,391,161
V2X, Inc.(b)	33,902	2,333,475
Verra Mobility Corp., Class A(b)(c)	74,804	1,443,717
Vestis Corp.(c)	275,455	1,798,721
Vicor Corp.(b)(c)	20,792	3,278,275
Virgin Galactic Holdings, Inc.(b)(c)	404,638	1,153,218
VSE Corp.	14,418	3,151,342
Wabash National Corp.(c)	119,825	1,213,827
Watts Water Technologies, Inc., Class A	24,703	7,393,855
Willdan Group, Inc.(b)(c)	13,877	1,751,277
Willis Lease Finance Corp.	3,439	626,861
Worthington Enterprises, Inc.(c)	42,079	2,338,330
Xometry, Inc., Class A(b)(c)	18,493	1,056,505
Zurn Elkay Water Solutions Corp.	112,961	5,208,632
		495,990,091
Information Technology-14.39%
8x8, Inc.(b)(c)	139,063	230,845
A10 Networks, Inc.	91,174	1,590,075
ACI Worldwide, Inc.(b)	111,492	4,834,293
ACM Research, Inc., Class A(b)	59,032	3,430,940
Adeia, Inc.	84,035	1,520,193
ADTRAN Holdings, Inc.(b)(c)	187,866	1,732,125
Advanced Energy Industries, Inc.	45,203	11,543,038
Agilysys, Inc.(b)	9,394	814,930
Alarm.com Holdings, Inc.(b)	52,751	2,573,194
Alkami Technology, Inc.(b)(c)	28,641	606,903
Allegro MicroSystems, Inc. (Japan)(b)(c)	130,589	4,820,040
Alpha & Omega Semiconductor Ltd.(b)(c)	58,431	1,291,325
Ambarella, Inc.(b)(c)	37,959	2,430,894
Amplitude, Inc., Class A(b)(c)	57,005	522,736
AppFolio, Inc., Class A(b)	4,875	925,665
Appian Corp., Class A(b)	22,131	617,455
Applied Optoelectronics, Inc.(b)(c)	42,881	1,870,040
AppLovin Corp., Class A(b)	13,451	6,363,803
Arlo Technologies, Inc.(b)(c)	77,120	978,653
Asana, Inc., Class A(b)(c)	59,257	607,384
Aurora Innovation, Inc.(b)(c)	577,451	2,425,294
AvePoint, Inc.(b)	31,517	366,543
Aviat Networks, Inc.(b)(c)	18,646	406,669
Axcelis Technologies, Inc.(b)(c)	62,474	5,502,085
Badger Meter, Inc.	13,805	2,023,537
Bel Fuse, Inc., Class B(c)	14,448	2,906,793
Belden, Inc.	41,555	4,883,128
Benchmark Electronics, Inc.	42,184	2,199,474
Bentley Systems, Inc., Class B(c)	52,244	1,834,809
BILL Holdings, Inc.(b)(c)	124,837	5,389,213
Blackbaud, Inc.(b)(c)	38,621	2,073,948
BlackLine, Inc.(b)(c)	43,542	2,023,397
Blend Labs, Inc., Class A(b)	223,406	531,706
	Shares	Value
Information Technology-(continued)
Box, Inc., Class A(b)(c)	110,390	$2,798,387
Braze, Inc., Class A(b)	33,704	701,717
C3.ai, Inc., Class A(b)(c)	114,369	1,259,203
Calix, Inc.(b)(c)	68,802	3,073,385
CCC Intelligent Solutions Holdings, Inc.(b)(c)	500,871	3,796,602
Cerence, Inc.(b)(c)	242,142	2,743,469
CEVA, Inc.(b)(c)	37,655	794,144
Clear Secure, Inc., Class A	31,093	1,014,254
Clearfield, Inc.(b)(c)	17,673	526,125
Clearwater Analytics Holdings, Inc., Class A(b)	49,236	1,186,095
Cloudflare, Inc., Class A(b)	16,425	2,912,974
Cohu, Inc.(b)(c)	86,649	2,472,962
Commerce.com, Inc., Series 1(b)	109,885	342,841
Commvault Systems, Inc.(b)	30,828	2,641,960
Confluent, Inc., Class A(b)	88,701	2,708,929
Consensus Cloud Solutions, Inc.(b)(c)	21,046	449,543
Corsair Gaming, Inc.(b)(c)	122,603	625,275
Crane NXT Co.	56,474	2,853,066
Credo Technology Group Holding Ltd.(b)	13,391	1,677,624
CTS Corp.	30,886	1,587,849
Daktronics, Inc.(b)(c)	54,875	1,270,356
Diebold Nixdorf, Inc.(b)(c)	26,707	1,843,050
Digi International, Inc.(b)	30,185	1,300,068
Digital Turbine, Inc.(b)(c)	296,284	1,546,602
DigitalOcean Holdings, Inc.(b)(c)	63,830	3,526,608
DocuSign, Inc.(b)	77,304	4,061,552
Domo, Inc., Class B(b)(c)	48,155	282,670
Dynatrace, Inc.(b)	111,918	4,262,957
Eastman Kodak Co.(b)(c)	177,400	1,298,568
Elastic N.V.(b)	37,719	2,486,814
ePlus, Inc.	27,980	2,400,964
Extreme Networks, Inc.(b)	176,656	2,575,644
Fastly, Inc., Class A(b)(c)	288,877	2,672,112
Five9, Inc.(b)(c)	75,458	1,332,588
FormFactor, Inc.(b)	109,372	7,709,632
Freshworks, Inc., Class A(b)(c)	136,636	1,472,936
GitLab, Inc., Class A(b)(c)	33,311	1,165,219
GLOBALFOUNDRIES, Inc.(b)(c)	160,991	6,793,820
Globant S.A.(b)	59,128	3,954,481
Grid Dynamics Holdings, Inc.(b)	71,114	588,113
Guidewire Software, Inc.(b)	29,841	4,200,419
Hackett Group, Inc. (The)	25,798	470,814
Harmonic, Inc.(b)	172,489	1,676,593
HubSpot, Inc.(b)(c)	11,418	3,197,040
i3 Verticals, Inc., Class A(b)(c)	15,023	333,661
Ichor Holdings Ltd.(b)(c)	75,264	2,283,510
Impinj, Inc.(b)(c)	5,217	720,468
indie Semiconductor, Inc., A Shares (China)(b)(c)	283,885	1,163,929
Information Services Group, Inc.	25,649	142,865
Ingram Micro Holding Corp.(c)	50,570	1,068,038
Intapp, Inc.(b)	15,295	519,265
InterDigital, Inc.(c)	20,424	6,667,211
IonQ, Inc.(b)(c)	19,591	783,248
IPG Photonics Corp.(b)(c)	40,246	3,719,133
Itron, Inc.(b)	62,794	6,221,630
Jamf Holding Corp.(b)(c)	114,592	1,495,426
JFrog Ltd.(b)	33,237	1,821,388
Kimball Electronics, Inc.(b)	22,818	689,332
Klaviyo, Inc.(b)	24,391	541,724
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Information Technology-(continued)
Knowles Corp.(b)	107,548	$2,606,964
Lattice Semiconductor Corp.(b)	72,116	5,806,780
Life360, Inc.(b)(c)	21,057	1,206,356
LiveRamp Holdings, Inc.(b)	81,690	1,989,152
MACOM Technology Solutions Holdings, Inc.(b)	24,345	5,333,016
Manhattan Associates, Inc.(b)	27,841	4,204,269
MaxLinear, Inc.(b)	219,211	3,803,311
Methode Electronics, Inc.	56,653	452,657
Mirion Technologies, Inc.(b)	132,322	3,286,878
Mitek Systems, Inc.(b)(c)	60,392	605,128
MongoDB, Inc.(b)	18,927	7,028,163
N-able, Inc.(b)	98,097	595,449
Napco Security Technologies, Inc.	19,920	734,849
Navitas Semiconductor Corp.(b)(c)	145,111	1,245,052
nCino, Inc.(b)(c)	85,089	1,816,650
NCR Voyix Corp.(b)(c)	256,828	2,547,734
NETGEAR, Inc.(b)(c)	66,390	1,388,215
nLight, Inc.(b)	49,701	2,266,863
Novanta, Inc.(b)	26,100	3,511,494
Nutanix, Inc., Class A(b)	65,655	2,582,211
ON24, Inc.(b)	20,119	160,348
OneSpan, Inc.(c)	56,374	664,086
Onto Innovation, Inc.(b)	46,973	9,490,895
Ooma, Inc.(b)(c)	19,971	234,659
OSI Systems, Inc.(b)(c)	17,869	4,469,752
Ouster, Inc.(b)(c)	39,375	820,181
Pagaya Technologies Ltd., Class A(b)	52,392	1,015,881
PagerDuty, Inc.(b)(c)	76,910	815,246
PAR Technology Corp.(b)(c)	20,425	535,339
PC Connection, Inc.	12,620	742,182
PDF Solutions, Inc.(b)	34,500	1,098,825
Pegasystems, Inc.	53,255	2,326,711
Penguin Solutions, Inc.(b)(c)	124,268	2,387,188
Photronics, Inc.(b)(c)	88,099	3,045,582
Power Integrations, Inc.(c)	93,005	4,272,650
Procore Technologies, Inc.(b)	39,709	2,243,161
Progress Software Corp.(b)(c)	84,658	3,464,205
Q2 Holdings, Inc.(b)	23,676	1,450,155
Qualys, Inc.(b)(c)	34,607	4,564,663
Rackspace Technology, Inc.(b)(c)	129,609	79,269
Rambus, Inc.(b)	71,657	8,156,716
Rapid7, Inc.(b)(c)	62,982	750,745
Ribbon Communications, Inc.(b)(c)	81,988	214,809
Richardson Electronics Ltd.	11,559	139,748
Rigetti Computing, Inc.(b)(c)	30,287	550,315
RingCentral, Inc., Class A(b)(c)	92,766	2,400,784
Rogers Corp.(b)	34,575	3,362,073
Rubrik, Inc., Class A(b)	8,032	449,390
Samsara, Inc., Class A(b)	32,046	898,890
ScanSource, Inc.(b)	33,453	1,438,144
Semtech Corp.(b)	75,227	5,999,353
SentinelOne, Inc., Class A(b)(c)	165,708	2,316,598
SiTime Corp.(b)	6,366	2,311,558
SmartRent, Inc.(b)	199,878	323,802
SoundHound AI, Inc., Class A(b)(c)	40,551	343,061
Sprinklr, Inc., Class A(b)	88,711	565,976
Sprout Social, Inc., Class A(b)	47,591	430,699
SPS Commerce, Inc.(b)	22,740	2,029,772
Strategy, Inc., Class A(b)	12,227	1,830,504
Telos Corp.(b)	76,030	415,124
Tenable Holdings, Inc.(b)(c)	56,328	1,242,596
	Shares	Value
Information Technology-(continued)
TTM Technologies, Inc.(b)	118,707	$11,657,027
Turtle Beach Corp.(b)(c)	32,713	391,247
Ubiquiti, Inc.	1,981	1,092,363
UiPath, Inc., Class A(b)(c)	319,350	4,020,617
Ultra Clean Holdings, Inc.(b)	73,934	3,229,437
Unisys Corp.(b)(c)	85,261	224,236
Universal Display Corp.(c)	38,415	4,410,810
Varonis Systems, Inc.(b)(c)	49,333	1,472,097
Veeco Instruments, Inc.(b)(c)	104,489	3,263,191
Vertex, Inc., Class A(b)(c)	22,507	417,505
Viavi Solutions, Inc.(b)	326,191	7,978,632
Vishay Precision Group, Inc.(b)(c)	21,444	1,073,916
Workiva, Inc.(b)(c)	13,231	1,019,052
Xperi, Inc.(b)(c)	55,265	312,800
Yext, Inc.(b)	109,409	783,368
Zeta Global Holdings Corp., Class A(b)(c)	40,572	753,828
Zscaler, Inc.(b)	7,684	1,536,877
		384,997,808
Materials-3.56%
AdvanSix, Inc.	32,971	522,261
American Vanguard Corp.(b)	34,464	175,077
Ardagh Metal Packaging S.A.	241,183	1,058,793
Aspen Aerogels, Inc.(b)(c)	171,514	578,002
Balchem Corp.(c)	23,497	3,998,484
Century Aluminum Co.(b)	65,560	2,971,835
Clearwater Paper Corp.(b)	38,190	642,356
Coeur Mining, Inc.(b)	281,497	5,753,799
Compass Minerals International, Inc.(b)(c)	88,000	2,198,240
Ecovyst, Inc.(b)(c)	170,931	1,813,578
Ferroglobe PLC(c)	195,832	930,202
Greif, Inc., Class A(c)	30,275	2,138,021
Hawkins, Inc.(c)	17,144	2,233,006
Hecla Mining Co.	613,458	13,815,074
Ingevity Corp.(b)(c)	37,268	2,451,862
Innospec, Inc.(c)	24,694	2,017,994
Intrepid Potash, Inc.(b)	24,836	815,614
Kaiser Aluminum Corp.	23,234	2,848,953
Knife River Corp.(b)(c)	72,865	4,894,342
Koppers Holdings, Inc.(c)	20,952	617,246
Kronos Worldwide, Inc.(c)	35,768	187,782
LSB Industries, Inc.(b)(c)	66,952	621,984
Magnera Corp.(b)(c)	85,776	1,121,092
Materion Corp.	22,820	3,155,550
Mativ Holdings, Inc., Class A	77,860	938,213
Metallus, Inc.(b)(c)	48,411	965,799
Minerals Technologies, Inc.	33,341	2,192,504
MP Materials Corp.(b)(c)	55,779	3,278,132
Myers Industries, Inc.	39,956	825,891
Olympic Steel, Inc.	13,505	649,455
Orion S.A. (Germany)	88,117	544,563
Perimeter Solutions, Inc.(b)	122,522	3,203,950
Quaker Chemical Corp.(c)	24,798	3,812,445
Ramaco Resources, Inc., Class A(b)(c)	71,349	1,392,019
Ranpak Holdings Corp.(b)(c)	59,815	301,468
Rayonier Advanced Materials, Inc.(b)(c)	85,320	662,083
Ryerson Holding Corp.(c)	35,983	1,015,440
Scotts Miracle-Gro Co. (The)	104,546	6,713,944
Sensient Technologies Corp.	48,675	4,600,761
Stepan Co.	21,099	1,215,513
SunCoke Energy, Inc.(c)	146,042	1,147,890
Tredegar Corp.(b)	14,730	125,942
TriMas Corp.(c)	53,281	1,852,580
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Materials-(continued)
Trinseo PLC	51,544	$23,195
United States Lime & Minerals, Inc.(c)	4,899	590,476
Worthington Steel, Inc.(c)	38,878	1,564,062
		95,177,472
Real Estate-6.47%
Acadia Realty Trust(c)	180,244	3,606,682
Alexander & Baldwin, Inc.	64,179	1,331,073
Alexander’s, Inc.(c)	3,192	781,721
Alpine Income Property Trust, Inc.	15,127	266,538
American Assets Trust, Inc.	58,304	1,052,970
American Healthcare REIT, Inc.	98,639	4,627,156
Apartment Investment & Management Co., Class A(c)	148,931	875,714
Armada Hoffler Properties, Inc.(c)	123,121	858,153
Braemar Hotels & Resorts, Inc.(c)	39,966	106,709
Brandywine Realty Trust(c)	395,466	1,119,169
Broadstone Net Lease, Inc.	208,547	3,860,205
CareTrust REIT, Inc.(c)	106,763	3,986,530
CBL & Associates Properties, Inc.	21,855	782,409
Centerspace(c)	17,264	1,109,557
Chatham Lodging Trust	48,590	345,475
Community Healthcare Trust, Inc.	36,942	638,358
Compass, Inc., Class A(b)(c)	784,854	9,826,372
COPT Defense Properties(c)	138,437	4,265,244
CTO Realty Growth, Inc.	45,021	800,023
Curbline Properties Corp.(c)	51,551	1,250,112
DiamondRock Hospitality Co.(c)	392,100	3,599,478
Diversified Healthcare Trust(c)	138,100	802,361
Douglas Elliman, Inc.(b)	93,396	252,169
Easterly Government Properties, Inc.(c)	89,136	2,084,891
Empire State Realty Trust, Inc., Class A(c)	225,955	1,498,082
Essential Properties Realty Trust, Inc.	181,354	5,505,907
eXp World Holdings, Inc.(c)	171,563	1,550,930
Farmland Partners, Inc.(c)	58,710	681,623
Forestar Group, Inc.(b)	28,181	733,270
Four Corners Property Trust, Inc.	89,559	2,207,629
Franklin Street Properties Corp.	68,492	57,533
Getty Realty Corp.(c)	59,648	1,781,089
Gladstone Commercial Corp.	56,887	662,734
Gladstone Land Corp.(c)	51,445	573,612
Global Medical REIT, Inc.(c)	18,773	648,419
Global Net Lease, Inc.(c)	246,067	2,327,794
Howard Hughes Holdings, Inc.(b)	39,891	3,257,499
Independence Realty Trust, Inc.	348,978	5,827,933
Industrial Logistics Properties Trust	59,289	316,010
Innovative Industrial Properties, Inc.(c)	43,187	2,086,796
InvenTrust Properties Corp.	70,196	2,063,060
Kennedy-Wilson Holdings, Inc.(c)	124,113	1,222,513
Lineage, Inc.(c)	85,081	3,038,243
LTC Properties, Inc.(c)	55,890	2,038,308
LXP Industrial Trust(c)	97,183	4,815,418
Marcus & Millichap, Inc.	18,767	510,462
National Health Investors, Inc.(c)	36,189	2,971,841
National Storage Affiliates Trust(c)	89,461	2,845,754
NET Lease Office Properties	15,865	309,526
NETSTREIT Corp.(c)	119,435	2,250,155
Newmark Group, Inc., Class A	180,286	3,214,499
NexPoint Diversified Real Estate Trust(c)	21,344	102,238
NexPoint Residential Trust, Inc.	21,456	648,400
One Liberty Properties, Inc.(c)	8,994	193,821
Opendoor Technologies, Inc.(b)(c)	3,623,587	18,661,473
Orion Properties, Inc.(c)	61,775	137,758
	Shares	Value
Real Estate-(continued)
Outfront Media, Inc.	235,699	$5,732,200
Peakstone Realty Trust(c)	26,451	413,165
Pebblebrook Hotel Trust(c)	320,517	3,660,304
Phillips Edison & Co., Inc.	127,195	4,608,275
Piedmont Realty Trust, Inc., Class A	133,016	1,119,995
Postal Realty Trust, Inc., Class A(c)	23,273	424,267
RE/MAX Holdings, Inc., Class A(b)(c)	28,472	221,512
Rithm Property Trust, Inc.	4,640	76,421
RLJ Lodging Trust(c)	330,330	2,454,352
RMR Group, Inc. (The), Class A(c)	22,578	342,057
Ryman Hospitality Properties, Inc.(c)	42,500	4,024,750
Safehold, Inc.(c)	67,377	950,690
Saul Centers, Inc.	8,865	281,286
Seritage Growth Properties, Class A(b)(c)	25,251	83,328
Service Properties Trust	281,552	560,289
Sila Realty Trust, Inc.(c)	53,227	1,296,078
SITE Centers Corp.(c)	102,689	628,457
St. Joe Co. (The)	26,207	1,734,641
Summit Hotel Properties, Inc.(c)	141,700	626,314
Sunstone Hotel Investors, Inc.(c)	347,786	3,050,083
Tanger, Inc.	107,657	3,522,537
Tejon Ranch Co.(b)(c)	16,993	273,417
Terreno Realty Corp.(c)	95,898	5,901,563
UMH Properties, Inc.	64,151	1,002,680
Universal Health Realty Income Trust	10,618	421,853
Urban Edge Properties	148,028	2,876,184
Veris Residential, Inc.(c)	79,235	1,203,580
Whitestone REIT	35,709	508,496
Xenia Hotels & Resorts, Inc.(c)	139,448	2,056,858
		173,025,030
Utilities-1.75%
American States Water Co.	35,738	2,607,445
Artesian Resources Corp., Class A(c)	4,890	163,130
California Water Service Group	58,492	2,614,592
Chesapeake Utilities Corp.	18,472	2,376,977
Clearway Energy, Inc., Class C	157,434	5,691,239
Genie Energy Ltd., Class B	18,104	249,292
H2O America	42,036	2,187,553
Hallador Energy Co.(b)(c)	48,661	899,742
MDU Resources Group, Inc.(c)	298,807	6,128,532
MGE Energy, Inc.(c)	21,667	1,730,760
Middlesex Water Co.(c)	19,056	998,153
Northwest Natural Holding Co.	40,302	1,876,461
Ormat Technologies, Inc.(c)	67,027	8,374,353
Otter Tail Corp.	32,937	2,936,663
Talen Energy Corp.(b)	20,200	7,036,872
Unitil Corp.	10,961	558,025
York Water Co. (The)(c)	11,346	380,999
		46,810,788
Total Common Stocks & Other Equity Interests (Cost $2,288,900,643)		2,673,912,478
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(e)(h) (Cost $2,060,842)	2,060,842	2,060,842
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $2,290,961,485)		2,675,973,320
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-27.75%
Invesco Private Government Fund, 3.65%(e)(h)(i)	207,946,338	$207,946,338
Invesco Private Prime Fund, 3.80%(e)(h)(i)	534,159,270	534,319,518
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $742,267,480)		742,265,856
TOTAL INVESTMENTS IN SECURITIES-127.79% (Cost $3,033,228,965)		3,418,239,176
OTHER ASSETS LESS LIABILITIES-(27.79)%		(743,375,509)
NET ASSETS-100.00%		$2,674,863,667

Investment Abbreviations:
REIT	-Real Estate Investment Trust
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2026 represented less than 1% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Invesco Mortgage Capital, Inc.	$414,541	$119,788	$(37,070)	$83,080	$(4,534)	$575,805	$73,224
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	918,862	78,180,518	(77,038,538)	-	-	2,060,842	96,950
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	186,502,345	507,338,965	(485,894,972)	-	-	207,946,338	5,836,206 *
Invesco Private Prime Fund	477,928,232	1,138,614,930	(1,082,270,634)	37,420	9,570	534,319,518	15,734,374 *
Total	$665,763,980	$1,724,254,201	$(1,645,241,214)	$120,500	$5,036	$744,902,503	$21,740,754

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	Restricted security. The value of this security at January 31, 2026 represented less than 1% of the Fund’s Net Assets.
(h)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2026, for each Fund (except for Invesco Bloomberg MVP Multi-factor ETF). As of January 31, 2026, all of the securities in Invesco Bloomberg MVP Multi-factor ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco RAFI US 1000 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$8,890,203,437	$-	$0	$8,890,203,437
Money Market Funds	-	274,717,175	-	274,717,175
Total Investments	$8,890,203,437	$274,717,175	$0	$9,164,920,612
Invesco RAFI US 1500 Small-Mid ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,672,195,880	$1,495,426	$221,172	$2,673,912,478
Money Market Funds	2,060,842	742,265,856	-	744,326,698
Total Investments	$2,674,256,722	$743,761,282	$221,172	$3,418,239,176